DISCOVERY CHOICE(SM)
--------------------------------------------------------------------------------
VARIABLE ANNUITY
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PROSPECTUS: MAY 1, 2000

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE OF NEW JERSEY INSURANCE COMPANY (PRUCO LIFE OF NEW JERSEY). PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------

Discovery Choice offers a wide variety of investment choices, including 26 variable investment options that invest in mutual funds managed by these leading asset managers.
PRUDENTIAL INVESTMENTS
AIM ADVISORS
ALLIANCE CAPITAL MANAGEMENT L.P.
AMERICAN CENTURY
DAVIS SELECTED ADVISERS, L.P.
FRANKLIN ADVISERS
JANUS CAPITAL
MFS
OPPENHEIMER CAPITAL
T. ROWE PRICE
WARBURG PINCUS

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------

Please read this prospectus before purchasing a Discovery Choice variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.

TO LEARN MORE ABOUT DISCOVERY CHOICE
------------------------------------------------------------

To learn more about the Discovery Choice variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549. The SEC also maintains a Web site (http://www.sec.gov) that contains the Discovery Choice SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 32 of this prospectus.

FOR A FREE COPY OF THE SAI CALL US AT:
------------------------------------------------------------

  (888) PRU-2888 or write to us at:

 Pruco Life Insurance Company
      213 Washington Street
      Newark, New Jersey 07102-2992

 Prudential Annuity Service Center
      P.O. Box 14215
      New Brunswick, New Jersey 08906

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY CHOICE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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CONTENTS
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
                                       PART I: DISCOVERY CHOICE PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       ------------------------------------------------------------
                                                Glossary...........................................      7
                                                Summary............................................      8
                                                Summary of Contract Expenses.......................     10
                                                Expense Examples...................................     12

                                       PART II: DISCOVERY CHOICE PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-9
                                       ------------------------------------------------------------

                                           Section 1: What is the Discovery Choice Variable
                                             Annuity?..............................................     16
                                                Short Term Cancellation Right or "Free Look".......     16

                                           Section 2: What Investment Options Can I Choose?........     17
                                                Variable Investment Options........................     17
                                                Transfers Among Options............................     18
                                                Dollar Cost Averaging..............................     18
                                                Asset Allocation Program...........................     18
                                                Auto-Rebalancing...................................     19
                                                Voting Rights......................................     19
                                                Substitution.......................................     19

                                           Section 3: What Kind of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     20
                                                Payment Provisions.................................     20
                                                    Option 1: Annuity Payments for a Fixed
                                                  Period...........................................     20
                                                    Option 2: Life Annuity with 120 Payments (10
                                                  Years) Certain...................................     20
                                                    Option 3: Interest Payment Option..............     20
                                                    Option 4: Other Annuity Options................     20

                                           Section 4: What is the Death Benefit?...................     21
                                                Beneficiary........................................     21
                                                Calculation of the Death Benefit...................     21

                                           Section 5: How can I Purchase a Discovery Choice
                                             Contract?.............................................     22
                                                Purchase Payments..................................     22
                                                Allocation of Purchase Payments....................     22
                                                Calculating Contract Value.........................     22

                                           Section 6: What are the Expenses Associated with the
                                             Discovery Choice Contract?............................     23
                                                Insurance Charges..................................     23
                                                Contract Maintenance Charge........................     23
                                                Premium Taxes......................................     23
                                                Transfer Fee.......................................     23
                                                Company Taxes......................................     23

                                           Section 7: How Can I Access My Money?...................     24
                                                Automated Withdrawals..............................     24
                                                Suspension of Payments or Transfers................     24

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
                                           Section 8: What are the Tax Considerations Associated
                                             with the Discovery Choice Contract?...................     25
                                                Contracts Owned by Individuals (Not Associated with
                                                  Tax Favored Retirement Plans)....................     25
                                                Contracts Held by Tax Favored Plans................     26

                                           Section 9: Other Information............................     31
                                                Pruco Life Insurance Company of New Jersey.........     31
                                                The Separate Account...............................     31
                                                Sale and Distribution of the Contract..............     31
                                                Assignment.........................................     32
                                                Financial Statements...............................     32
                                                Statement of Additional Information................     32
                                                IRA Disclosure Statement...........................     33

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PART I SUMMARY
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DISCOVERY CHOICE PROSPECTUS

                               [ROCKWELL GRAPHIC]

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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (see definition below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT

The person whose life determines the amount of income payments that will be paid.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CONTRACT DATE

The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract.

DEATH BENEFIT

If the owner dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page 21.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

PRUDENTIAL ANNUITY SERVICE CENTER

P.O. Box 14215, New Brunswick, New Jersey, 08906. The phone number is (888) PRU-2888.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, with some restrictions you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

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                                                                               7
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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-9
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE DISCOVERY CHOICE VARIABLE ANNUITY?

The Discovery Choice Variable Annuity is a contract, between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey. Pruco Life Insurance Company of New Jersey will hereafter be referred to as Pruco Life of New Jersey, we or us. The contract allows you to invest on a tax-deferred basis in one or more of 26 variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   The variable investment options are designed to offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.

   You can invest your money in any or all of the variable investment options. You are allowed 12 tax-free transfers each contract year among the variable investment options, without a charge.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase; and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you selected.

   If you change your mind about owning Discovery Choice, you may cancel your contract within 10 days after receiving it (or whatever time period is required under the appliable state law). This time period is referred to as the Free-Look period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any or all of the variable investment options that use the mutual funds described in the fund prospectuses provided with this prospectus:

THE PRUDENTIAL SERIES FUND

   Diversified Bond Portfolio

   Diversified Conservative Growth Portfolio

   Equity Income Portfolio

   Equity Portfolio

   Global Portfolio

   High Yield Bond Portfolio

   Money Market Portfolio

   Prudential Jennison Portfolio

   Small Capitalization Stock Portfolio

   Stock Index Portfolio

   20/20 Focus Portfolio

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Fund

   AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

   Alliance Premier Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century VP Value

DAVIS VARIABLE ACCOUNT FUND, INC.

   Davis Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

   Franklin Small Cap Fund--Class 2

JANUS ASPEN SERIES

   Growth Portfolio

   International Growth Portfolio

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Series

   Research Series

OCC ACCUMULATION TRUST

   Managed Portfolio

   Small Cap Portfolio

T. ROWE PRICE

   Equity Series--Equity Income Portfolio

   International Series--International Stock Portfolio

WARBURG PINCUS TRUST

   Global Post-Venture Capital Portfolio

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 8
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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options that you choose. Performance information for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

SECTION 4
WHAT IS THE DEATH BENEFIT?

If the owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.

SECTION 5
HOW CAN I PURCHASE A DISCOVERY CHOICE ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. Generally, you can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT?

The contract has insurance features and investment features, and there are costs related to each. Each year we deduct a contract maintenance charge if your contract value is less than $50,000. This charge is equal to the lesser of $30 or 2% of your contract value. For insurance and administrative costs, we also deduct an annual charge of 1.35% or 1.65% of the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you have chosen.

   There are a few states/jurisdictions that assess a premium tax when you begin receiving regular income payments from your annuity. In those states, we impose the required premium tax charge, which can range up to 5%.

   There are also charges made by the mutual funds which are invested in by the variable investment options. These charges currently range from 0.39% to 1.40% per year of a fund's average daily assets.

SECTION 7
HOW CAN I ACCESS MY MONEY?

You may take money out at any time during the accumulation phase. You may, however, be subject to income tax, if you make a withdrawal prior to age 59 1/2 an additional tax penalty as well.

SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT?

Your earnings are generally not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contracts are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 9
OTHER INFORMATION

This contract is issued by Pruco Life of New Jersey, an indirect wholly owned subsidiary of the Prudential Insurance Company of America, and sold by registered representatives.

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                                                                               9
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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

Summary of Contract Expenses
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR DISCOVERY CHOICE. THIS SUMMARY INCLUDES THE EXPENSES OF THE MUTUAL FUNDS USED BY THE VARIABLE INVESTMENT OPTIONS BUT DOES NOT INCLUDE ANY CHARGE FOR PREMIUM TAXES THAT MIGHT BE APPLICABLE IN YOUR STATE.

FOR MORE DETAILED INFORMATION:

More detailed information can be found on page 23 under the section called, "What Are The Expenses Associated With The Discovery Choice Contract?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.

TRANSACTION EXPENSES
--------------------------------------------------------------------------------

TRANSFER FEE (SEE NOTE 1 BELOW)
--------------------------------------------------------------------------------

       first 12 transfers per year      $0.00

       transfer after 12               $10.00

ANNUAL CONTRACT FEE AND CONTRACT CHARGE UPON FULL WITHDRAWAL (SEE NOTE 2 BELOW)
--------------------------------------------------------------------------------

                                       $30.00

ANNUAL ACCOUNT EXPENSES
--------------------------------------------------------------------------------

       AS A PERCENTAGE OF THE AVERAGE ACCOUNT VALUE

       Basic Death Benefit Option Insurance
       Charge:                          1.35%

       Enhanced Death Benefit Option
       Insurance Charge:                1.65%

NOTE 1: YOU WILL NOT BE CHARGED FOR TRANSFERS MADE IN CONNECTION WITH DOLLAR COST AVERAGING AND AUTO-REBALANCING.

NOTE 2: THIS FEE IS ASSESSED ANNUALLY AND AT THE TIME OF A FULL WITHDRAWAL PROVIDED THE VALUE OF YOUR CONTRACT IS LESS THAN $50,000.

NOTES FOR ANNUAL MUTUAL FUND
EXPENSES

THESE EXPENSES ARE BASED ON THE
HISTORICAL FUND EXPENSES FOR THE
YEAR ENDED DECEMBER 31, 1999,
EXCEPT AS INDICATED. FUND EXPENSES
ARE NOT FIXED OR GUARANTEED BY THE
DISCOVERY CHOICE CONTRACT AND MAY
VARY FROM YEAR TO YEAR.

(1) ALLIANCE VARIABLE PRODUCTS
    SERIES FUND, INC.:

THE FUND MAINTAINS A DISTRIBUTION
PLAN OR "12B-1 PLAN," FOR THIS
CLASS OF SHARES UNDER WHICH AN
ANNUAL FEE OF 0.25% OF THE CLASS'S
AVERAGE DAILY NET ASSETS IS PAID TO
THE FUND'S DISTRIBUTOR. THIS FEE IS
INCLUDED IN OTHER EXPENSES AND IS
DISCUSSED IN THE FUND'S PROSPECTUS.

(2) AMERICAN CENTURY VARIABLE
    PORTFOLIOS, INC. AND T. ROWE
    PRICE FUNDS

INVESTMENT MANAGEMENT FEES INCLUDE
ORDINARY EXPENSES OF OPERATING THE
FUNDS.

(3) JANUS ASPEN SERIES

TABLE REFLECTS EXPENSES BASED UPON
EXPENSES FOR THE FISCAL YEAR ENDED
DECEMBER 31, 1999, RESTATED TO
REFLECT A REDUCTION IN THE
MANAGEMENT FEE.

(4) FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST

TABLE REFLECTS RESTATED MANAGEMENT
FEES AND EXPENSES BASED ON A MERGER
THAT BECAME EFFECTIVE ON MAY 1,
2000. THE FORMALLY ADOPTED
DISTRIBUTION PLAN OR "12B-1 PLAN",
PROVIDES FOR A MAXIMUM ANNUAL FEE
OF 0.35% OF THE FUND'S AVERAGE
DAILY NET ASSETS, HOWEVER THE
FUND'S BOARD OF TRUSTEES HAS SET
THE CURRENT RATE AT 0.25%.

(5) WARBURG PINCUS TRUST AND DAVIS
    VARIABLE ACCOUNT FUND, INC.

FEE WAIVERS AND EXPENSE
REIMBURSEMENT OR CREDITS REDUCED
INVESTMENT MANAGEMENT FEES AND
OTHER EXPENSES DURING 1999, BUT MAY
BE DISCONTINUED AT ANY TIME.

(6) MFS VARIABLE INSURANCE TRUST

AN EXPENSE OFFSET ARRANGEMENT WITH
THE FUND'S CUSTODIAN RESULTED IN A
REDUCTION IN OTHER EXPENSES BY
0.01%.

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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

ANNUAL MUTUAL FUND EXPENSES (AFTER REIMBURSEMENT, IF ANY)
---------------------------------------------------------------------------------------------------------------------------------

AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------

                                                             INVESTMENT          OTHER        TOTAL CONTRACTUAL      TOTAL ACTUAL
                                                           MANAGEMENT FEES      EXPENSES          EXPENSES            EXPENSES*
THE PRUDENTIAL SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                             0.40%            0.03%              0.43%                0.43%
         Diversified Conservative Growth Portfolio              0.75%            0.30%              1.05%                1.05%
         Equity Income Portfolio                                0.40%            0.02%              0.42%                0.42%
         Equity Portfolio                                       0.45%            0.02%              0.47%                0.47%
         Global Portfolio                                       0.75%            0.09%              0.84%                0.84%
         High Yield Bond Portfolio                              0.55%            0.05%              0.60%                0.60%
         Money Market Portfolio                                 0.40%            0.02%              0.42%                0.42%
         Prudential Jennison Portfolio                          0.60%            0.03%              0.63%                0.63%
         Small Capitalization Stock Portfolio                   0.40%            0.05%              0.45%                0.45%
         Stock Index Portfolio                                  0.35%            0.04%              0.39%                0.39%
         20/20 Focus Portfolio                                  0.75%            0.34%              1.09%                1.09%
AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund                        0.61%            0.16%              0.77%                0.77%
         AIM V.I. Value Fund                                    0.61%            0.15%              0.76%                0.76%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.(1)
---------------------------------------------------------------------------------------------------------------------------------
         Alliance Premier Growth Portfolio--Class B             1.00%            0.29%              1.29%                1.29%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.(2)
---------------------------------------------------------------------------------------------------------------------------------
         American Century VP Value                              1.00%            0.00%              1.00%                1.00%
DAVIS VARIABLE ACCOUNT FUND, INC.(5)
---------------------------------------------------------------------------------------------------------------------------------
         Davis Value Portfolio                                  0.75%            1.54%              2.29%                1.00%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST(4)
---------------------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Fund--Class 2                       0.55%            0.52%              1.07%                1.07%
JANUS ASPEN SERIES(3)
---------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                                       0.65%            0.02%              0.67%                0.67%
         International Growth Portfolio                         0.65%            0.11%              0.76%                0.76%
MFS VARIABLE INSURANCE TRUST(6)
---------------------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                                 0.75%            0.09%              0.84%                0.83%
         Research Series                                        0.75%            0.11%              0.86%                0.85%
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                                      0.77%            0.06%              0.83%                0.83%
         Small Cap Portfolio                                    0.80%            0.09%              0.89%                0.89%
T. ROWE PRICE(2)
---------------------------------------------------------------------------------------------------------------------------------
         Equity Series--Equity Income Portfolio                 0.85%            0.00%              0.85%                0.85%
         International Series--International Stock
           Portfolio                                            1.05%            0.00%              1.05%                1.05%
WARBURG PINCUS TRUST(5)
---------------------------------------------------------------------------------------------------------------------------------
         Global Post-Venture Capital Portfolio                  1.25%            0.33%              1.58%                1.40%

* REFLECTS THE EFFECT OF MANAGEMENT FEE WAIVERS AND REIMBURSEMENT OF EXPENSES, IF ANY. SEE NOTES ON PAGE [10].

THE "EXPENSE EXAMPLES" ON THE FOLLOWING PAGES ARE CALCULATED USING THE TOTAL ACTUAL EXPENSES.

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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY DISCOVERY CHOICE. YOU CAN ALSO USE THE EXAMPLE TO COMPARE THE COST OF DISCOVERY CHOICE WITH OTHER VARIABLE ANNUITY CONTRACTS.

EXAMPLE 1: BASIC DEATH BENEFIT OPTION

This example assumes that you:

-  Invest $10,000 in Discovery Choice;

-  Elect the BASIC Death Benefit Option;

-  Allocate all of your assets to only one of the variable investment options;

-  That investment has a 5% return each year; and

-  The mutual fund's operating expenses remain the same each year.

EXAMPLE 2: ENHANCED DEATH BENEFIT OPTION

This example assumes that you:

-  Invest $10,000 in Discovery Choice;

-  Elect the ENHANCED Death Benefit Option;

-  Allocate all of your assets to only one of the variable investment options;

-  That investment has a 5% return each year; and

-  The mutual fund's operating expenses remain the same each year.

Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but on the following page are examples of what your costs would be based on these assumptions.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

IF YOUR CONTRACT VALUE IS LESS THAN
$50,000, ON YOUR CONTRACT
ANNIVERSARY (AND UPON A FULL
WITHDRAWAL), WE DEDUCT THE LESSER
OF $30.00 OR 2% OF THE CONTRACT
VALUE. THE EXAMPLES USE AN AVERAGE
ANNUAL CONTRACT FEE, WHICH WE
CALCULATED BASED ON OUR ESTIMATE OF
THE TOTAL CONTRACT FEES WE EXPECT
TO COLLECT IN 2000. BASED ON THESE
ESTIMATES, THE ANNUAL CONTRACT FEE
IS INCLUDED AS AN ANNUAL CHARGE OF
0.05% OF CONTRACT VALUE. YOUR
ACTUAL FEES WILL VARY BASED ON THE
AMOUNT OF YOUR CONTRACT AND YOUR
SPECIFIC ALLOCATION(S).

PREMIUM TAXES ARE NOT REFLECTED IN
THE EXAMPLES. A CHARGE FOR PREMIUM
TAXES MAY APPLY DEPENDING ON THE
STATE WHERE YOU LIVE.

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                                                                          PART I
DISCOVERY CHOICE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES 1 AND 2
---------------------------------------------------------------------------------------------------------------------------------

                                                        EXAMPLE 1:                       EXAMPLE 2:
                                                        WITH THE BASIC DEATH BENEFIT     WITH THE ENHANCED DEATH BENEFIT
                                                        ------------------------------------------------------------------
                                                        1 YR    3 YRS   5 YRS   10 YRS   1 YR    3 YRS    5 YRS    10 YRS

THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                      $186    $576    $990   $2148    $216     $667    $1144     $2462
         Diversified Conservative Growth Portfolio       $248    $764   $1306   $2786    $278     $853    $1454     $3080
         Equity Income Portfolio                         $185    $573    $985   $2137    $215     $664    $1139     $2452
         Equity Portfolio                                $190    $588   $1011   $2190    $220     $679    $1164     $2503
         Global Portfolio                                $227    $700   $1200   $2575    $257     $791    $1350     $2875
         High Yield Bond Portfolio                       $203    $627   $1078   $2327    $233     $718    $1230     $2636
         Money Market Portfolio                          $185    $573    $985   $2137    $215     $664    $1139     $2452
         Prudential Jennison Portfolio                   $206    $637   $1093   $2358    $236     $727    $1245     $2666
         Small Capitalization Stock Portfolio            $188    $582   $1001   $2169    $218     $673    $1154     $2483
         Stock Index Portfolio                           $182    $563    $970   $2105    $212     $655    $1124     $2421
         20/20 Focus Portfolio                           $252    $776   $1326   $2826    $282     $865    $1474     $3119
AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund                 $220    $679   $1164   $2503    $250     $770    $1316     $2806
         AIM V.I. Value Fund                             $219    $676   $1159   $2493    $249     $767    $1311     $2796
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
         Alliance Premier Growth Portfolio--Class B      $248    $751   $1298   $2752    $278     $850    $1445     $3043
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
---------------------------------------------------------------------------------------------------------------------------------
         American Century VP Value                       $243    $748   $1280   $2736    $273     $838    $1430     $3032
DAVIS VARIABLE ACCOUNT FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
         Davis Value Portfolio                           $247    $750   $1266   $2617    $276     $838    $1410     $2893
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Fund--Class 2                $250    $770   $1316   $2806    $280     $859    $1464     $3099
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                                $210    $649   $1114   $2400    $240     $739    $1265     $2706
         International Growth Portfolio                  $219    $676   $1159   $2493    $249     $767    $1311     $2796
MFS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                          $226    $697   $1195   $2566    $256     $788    $1345     $2866
         Research Series                                 $228    $703   $1205   $2585    $258     $793    $1355     $2885
OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                               $226    $697   $1195   $2565    $256     $788    $1345     $2866
         Small Cap Portfolio                             $232    $715   $1225   $2626    $262     $805    $1375     $2925
T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------------------
         Equity Series--Equity Income Portfolio          $228    $703   $1205   $2585    $258     $793    $1355     $2885
         International Series--Int'l Stock Portfolio     $248    $764   $1306   $2786    $278     $853    $1454     $3080
WARBURG PINCUS TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Global Post-Venture Capital Portfolio           $301    $921   $1567   $3299    $331    $1010    $1712     $3576

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES FOR A PARTICULAR YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

--------------------------------------------------------------------------------
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 14

PART II SECTIONS 1-9
--------------------------------------------------------------------------------
DISCOVERY CHOICE PROSPECTUS

                               [ROCKWELL GRAPHIC]

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        1:
WHAT IS THE DISCOVERY CHOICE

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE DISCOVERY CHOICE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the second contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   THIS ANNUITY CONTRACT BENEFITS FROM TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

   DISCOVERY CHOICE IS A VARIABLE ANNUITY CONTRACT. This means that during the accumulation phase, you can allocate your assets among 26 variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   AS THE OWNER OF THE CONTRACT, YOU HAVE ALL OF THE DECISION-MAKING RIGHTS UNDER THE CONTRACT. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed.

   THE BENEFICIARY IS the person(s) or entity designated to receive any death benefit if the owner(s) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective on the date your written request is signed, provided your written request is received in good order. The beneficiary becomes the owner when a death benefit is payable.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Discovery Choice, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:

-  Your full purchase payment; or

- The amount your contract is worth as of the day your contract is mailed or delivered to us. This amount may be more or less than your original payment.

--------------------------------------------------------------------------------
 16

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 26 VARIABLE INVESTMENT OPTIONS.

The 26 variable investment options invest in mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. YOU SHOULD READ THE MUTUAL FUND PROSPECTUS BEFORE YOU DECIDE TO ALLOCATE YOUR ASSETS TO THE VARIABLE INVESTMENT OPTION USING THAT FUND.

VARIABLE INVESTMENT OPTIONS

Listed below are the mutual funds in which the variable investment options invest. Each variable investment option has a different investment objective.

THE PRUDENTIAL SERIES FUND, INC.

-  Diversified Bond Portfolio

-  Diversified Conservative Growth Portfolio

-  Equity Income Portfolio

-  Equity Portfolio

-  Global Portfolio

-  High Yield Bond Portfolio

-  Money Market Portfolio

-  Prudential Jennison Portfolio (domestic equity)

-  Small Capitalization Stock Portfolio

-  Stock Index Portfolio

-  20/20 Focus Portfolio (domestic equity)

THE PRUDENTIAL SERIES FUND, INC. IS MANAGED BY PRUDENTIAL THROUGH ANOTHER COMPANY IT OWNS CALLED THE PRUDENTIAL INVESTMENT CORPORATION. THE PRUDENTIAL INVESTMENT CORPORATION MANAGES EACH OF THE PORTFOLIOS OF THE PRUDENTIAL SERIES FUND EXCEPT THE PRUDENTIAL JENNISON PORTFOLIO AND THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO. FOR THE JENNISON PORTFOLIO, PRUDENTIAL INVESTMENT CORPORATION OVERSEES ANOTHER COMPANY OWNED BY PRUDENTIAL CALLED JENNISON ASSOCIATES CAPITAL CORP. THAT PROVIDES THE DAY-TO-DAY INVESTMENT ADVISORY SERVICES. FOR THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO, PRUDENTIAL INVESTMENT CORPORATION OVERSEES THE DREYFUS CORPORATION AND PACIFIC INVESTMENT MANAGEMENT COMPANY, WHICH PROVIDE THE DAY-TO-DAY INVESTMENT ADVISORY SERVICES.

AIM VARIABLE INSURANCE FUNDS

-  AIM V.I. Growth and Income Fund

-  AIM V.I. Value Fund

AIM ADVISORS, INC. SERVES AS INVESTMENT ADVISER TO BOTH OF THESE FUNDS.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

-  Alliance Premier Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT IS THE INVESTMENT ADVISER OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

-  American Century VP Value

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. IS THE INVESTMENT ADVISER FOR AMERICAN CENTURY VP VALUE.

DAVIS VARIABLE ACCOUNT FUND, INC.

-  Davis Value Portfolio

DAVIS SELECTED ADVISERS, L.P. IS THE INVESTMENT ADVISER AND DAVIS SELECTED ADVISER-NY, INC. IS SUB-ADVISER TO THE DAVIS VALUE PORTFOLIO.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-  Franklin Small Cap Fund--Class 2

FRANKLIN ADVISERS, INC. IS THE INVESTMENT MANAGER FOR THIS PORTFOLIO OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST.

JANUS ASPEN SERIES

-  Growth Portfolio

-  International Growth Portfolio

JANUS CAPITAL CORPORATION SERVES AS INVESTMENT ADVISER TO THE GROWTH PORTFOLIO AND THE INTERNATIONAL GROWTH PORTFOLIO.

MFS VARIABLE INSURANCE TRUST

-  Emerging Growth Series

-  Research Series (long-term growth and future income)

MASSACHUSETTS FINANCIAL SERVICES COMPANY, A DELAWARE CORPORATION, IS THE INVESTMENT ADVISER TO THE EMERGING GROWTH SERIES AND THE RESEARCH SERIES.

OCC ACCUMULATION TRUST

-  Managed Portfolio (equity)

-  Small Cap Portfolio

OPCAP ADVISORS IS THE INVESTMENT ADVISER TO THE MANAGED PORTFOLIO AND THE SMALL CAP PORTFOLIO.
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------


T. ROWE PRICE

-  T. Rowe Price Equity Series, Inc., Equity Income Portfolio

-  T. Rowe Price International Series, Inc., International Stock Portfolio

T. ROWE PRICE ASSOCIATES, INC. IS THE INVESTMENT MANAGER FOR THE EQUITY INCOME PORTFOLIO AND ROWE PRICE-FLEMING INTERNATIONAL, INC. IS THE INVESTMENT MANAGER FOR THE INTERNATIONAL STOCK PORTFOLIO.

WARBURG PINCUS TRUST

-  Global Post-Venture Capital Portfolio

WARBURG PINCUS COUNSELORS, INC. SERVES AS INVESTMENT ADVISER AND ABBOTT CAPITAL MANAGEMENT, L.P. SERVES AS SUB-INVESTMENT ADVISER FOR THAT PORTION OF THE GLOBAL POST-VENTURE CAPITAL PORTFOLIO ALLOCATED TO PRIVATE LIMITED PARTNERSHIPS OR OTHER INVESTMENT FUNDS.

   Except for the Prudential Series Fund Inc., we are paid by each fund or an affiliate of each fund for administrative and other services that we provide. The amount we receive is based on an annual percentage of the average assets of Discovery Choice invested in that fund.

TRANSFERS AMONG OPTIONS

You can transfer money among the variable investment options. Your transfer request may be made by telephone or in writing to the Prudential Annuity Service Center. Only two transfers per month may be made by telephone. After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following telephone instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day usually closes, at 4:00 p.m. Eastern time.

   During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are always free, and do not count toward the 12 free transfers per year.)

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.

   Each transfer from your DCA account must be at least $100. Transfers will be made automatically on the schedule you elect until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

   Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any transfers you make because of Dollar Cost Averaging are not counted toward the 12 free transfers you are allowed each contract year. The DCA feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your
--------------------------------------------------------------------------------
 18

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

--------------------------------------------------------------------------------


representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The DCA account cannot participate in this feature.

   Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

VOTING RIGHTS

We are the legal owner of the shares in the mutual funds available as variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. Fund shares for which we do not receive instructions or, are voted in the same proportion as shares for which instructions are received from contractowners. We may change the way your voting instructions are calculated if it is required by federal regulation.

SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS

The annuitant can begin receiving annuity payments any time after the first contract anniversary (or as required by state law, if different). Annuity payments must begin no later than the contract anniversary that coincides with or follows the annuitant's 90th birthday (unless we agree to another date).

   You may choose among the income plans described below at any time before the annuity date. These plans are called annuity options or settlement options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If you have not selected an annuity option by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, YOU CANNOT CHANGE THE ANNUITY OPTION.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for a period you choose, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period. A lump sum payment will be made to the beneficiary if the beneficiary so chooses. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments to the annuitant monthly, quarterly, semiannually, or annually, as you choose, as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless the annuitant has specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3% a year. No withdrawal charge is applicable under this option.

   If you have not selected an annuity option by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law.

OPTION 3
INTEREST PAYMENT OPTION

Under this option, you can choose to have us hold all or a portion of your contract value in order to accumulate interest. You can receive interest payments on a monthly, quarterly, semiannual, or annual basis or you can allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year.

   This option is not available if your contract is held in an IRA.

OPTION 4
OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time you choose to receive your annuity payments, we may make available to you any of the fixed annuity options that are offered at your annuity date.

--------------------------------------------------------------------------------
 20

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies.

CALCULATION OF THE DEATH BENEFIT:

The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit.

BASIC DEATH BENEFIT:

If the owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:

1. the contract value as of the date we receive due proof of death; or

2. the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

ENHANCED DEATH BENEFIT:

If the owner dies during the accumulation period and prior to age 80, after we receive due proof of death, your beneficiary will receive the greater of the following:

1. the contract value as of the date we receive due proof of death; or

2. the guaranteed minimum death benefit (GMDB). The GMDB is calculated daily and is equal to the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversaries, the step-up is increased only by purchase payments and proportionally reduced by the effect of withdrawals.

   After the contract anniversary on or next following the 80th birthday of the owner, the beneficiary will receive a death benefit equal to the greater of:

(a) the contract value as of the date we receive due proof of death; or

(b) the GMDB as of the contract anniversary on or next following the owner's 80th birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

   Here is an example of a proportional reduction:

   If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value at that time was $80,000, the new step-up value following the withdrawal would be $40,000, or 50% of what it had been prior to the withdrawal.

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        5:

HOW CAN I PURCHASE A

        DISCOVERY CHOICE CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. With some restrictions, you can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. However, no purchase payments may be made on or after the 85th birthday of either:

-  the owner

-  the annuitant.

   We have established an aggregate maximum purchase payment limit of $20 million, and we limit the maximum total purchase payments per contract in any contract year, other than the first, to $2 million. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 1% to 100%. If, after the initial invested purchase payment, we receive a purchase payment without allocation instructions, we will allocate the corresponding invested purchase payment in the same proportion as your most recent purchase payment (unless you directed us to allocate that purchase payment on a one-time-only basis). You may submit an allocation change request at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which the payment is received and subsequent payments on the business day on which they are received in good order. Our business day ends when the New York Stock Exchange closes, usually at 4:00 p.m. Eastern time.

CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment, we credit your contract with accumulation units of the subaccount or subaccounts selected. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

--------------------------------------------------------------------------------
 22

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE

        DISCOVERY CHOICE CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

INSURANCE CHARGES

Each day, we make a deduction for the insurance charge. The insurance charge covers our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge is for the expenses associated with the administration of the contract. This would include preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   The insurance charge is equal, on an annual basis, to 1.35% (Basic Death Benefit) or 1.65% (Enhanced Death Benefit) of the daily value of the contract, after expenses have been deducted.

   If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The insurance risk charge for your contract cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $50,000, we will deduct the lesser of $30 or 2% of your contract value, for administrative expenses. (This fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

PREMIUM TAXES

Some states and/or municipalities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract to pay them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice not to deduct a charge for these taxes until annuity payments begin. In the few states that impose a tax, the current rates range up to 5%. If, in the future, we are charged for additional taxes that are based on purchase payments, that charge may be passed on to contractowners.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. The transfer fee will be deducted proportionately from each of the investment options involved in the transfer.

COMPANY TAXES

We will pay the taxes on the earnings of the separate account. We are not currently charging the separate account for taxes. We will periodically review the issue of charging the separate account for these taxes and may impose a charge in the future.

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        7:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

- ELECTING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a complete withdrawal, you will receive the value of your contract minus the contract maintenance fee, if applicable. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the variable investment options you have selected. The minimum amount which may be withdrawn is $250. If you request a withdrawal that would reduce your total contract fund below the minimum $2,000, we will withdraw the maximum amount that will not reduce the total contract fund below that amount.

   We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is $100.

   INCOME TAXES AND A 10% PENALTY TAX ON EARNINGS MAY APPLY TO AUTOMATED WITHDRAWALS AS WELL AS ANY OTHER WITHDRAWALS MADE FROM YOUR CONTRACT.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists during which sales and redemptions of shares of the mutual funds are not reasonable or we cannot reasonably value the accumulation units; or

- The Securities and Exchange Commission, by order, permits suspension or postponement of payments for the protection of owners.

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        8:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE

        DISCOVERY CHOICE CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Discovery Choice contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

   If you assign all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or incident to divorce.

   It is our position that the enhanced death benefit option is an integral part of the annuity contract and accordingly that the charges made against the annuity contract's cash value option should not be treated as distributions subject to income tax. It is possible, however, that the Internal Revenue Service could take the position that such charges be treated as distributions.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

PENALTY TAXES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% penalty tax. Amounts are not subject to this penalty tax if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of level annuity payments paid or received not less frequently than annually under a lifetime annuity.

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes.

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT CONTINUED
--------------------------------------------------------------------------------

Certain minimum distribution requirements apply upon your death, as discussed further below.

WITHHOLDING OF TAX FROM DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate forms that we provide.

ANNUITY QUALIFICATION

   DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

   REQUIRED DISTRIBUTIONS UPON YOUR DEATH. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

   If any portion of the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

-  You are a nonresident alien.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

-  You wish additional withholding on withholding taxes.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a), 408(b) and 408A of the Code. At some future time we may allow the contract to be purchased in connection with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:

   Simplified employee pension plans ("SEPs") under Section 408(k) of the Code; Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under Section 408(p) of the Code; and Tax-deferred annuities ("TDAs") under Section 403(b) of the Code. This description assumes that (i) we will be offering this to

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

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

both IRA and non-IRA tax favored plans, and (ii) you have satisfied the requirements for eligibility for these products.

   You should be aware that tax favored plans such as IRAs generally provide tax deferral regardless whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax deferral benefits.

TYPES OF TAX FAVORED PLANS

IRAS

If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" on page 33 contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater).

   Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds into another
Section 401(a) plan or TDA (although you may be able to transfer the funds to another IRA).

   Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and

- Death and annuity payments must meet "minimum distribution requirements" (described below).

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty" (described below);

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution (also generally described below).

   SEPS. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT CONTINUED
--------------------------------------------------------------------------------

requirements described under IRAs (above). There are, however, some differences:

- If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $30,000 or (b) 15% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2000, this limit is $170,000;

- SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

- Some SEPs for small employers permit salary deferrals (up to $10,500 in 2000) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996.

   You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.

   SIMPLE-IRAS. SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:

- Participants in a SIMPLE-IRA may contribute up to $6,000 (in 2000, indexed), as opposed to the usual $2,000 limit, and employer contributions may also be provided as either a match (up to 3% of your compensation); and

-  SIMPLE-IRAs are not subject to the SEP nondiscrimination rules.

   ROTH IRAS. Congress amended the Code in 1997 to add a new Section 408A, creating the "Roth IRA" as a new type of individual retirement plan. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" (generally, held for 5 years and payable on account of death, disability, attainment of age 59 1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and

- If eligible, you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA (generally, $2,000 less any contributions to a traditional IRA), you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.

   TDAS. You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $10,500 (2000, indexed). Further, you may roll over TDA amounts to another TDA or an IRA.

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


--------------------------------------------------------------------------------

   A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

-  Your attainment of age 59 1/2;

-  Your severance of employment;

-  Your death;

-  Your total and permanent disability; or

- Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

   In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

   These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

   Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

MINIMUM DISTRIBUTION OPTION

If you hold the contract under an IRA or other tax favored plan, you can satisfy the IRS minimum distribution requirements described above (generally, distribution after age 70 1/2) under the contract without either annuitizing or "cash surrendering" a portion of the contract. You, as owner of the contract, can select either a "calculation" or "recalculation" method to determine the minimum distribution. We will send you a check for the minimum distribution amount, less any other partial withdrawals that you made during the year. More information on the mechanics of this calculation is available on request.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% penalty tax to the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.

WITHHOLDING

The Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

-  For all other distributions, you will be withheld at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the

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        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Discovery Choice Contract?" starting on page 23.

   Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract" on page 31.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about the requirements of Federal tax law applicable to tax favored plans, see the "IRA Disclosure Statement" on page 33.

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

        9:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York.

   Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

   The plan of reorganization, which has not been fully developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including types, amounts and issue years of the policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, provided that their policies were in force on the date Prudential's Board of Directors adopted a plan of reorganization, while mutual fund customers and customers of the company's subsidiaries (such as the Pruco Life insurance companies) would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contractholders of Prudential's subsidiaries. This does not constitute a proposal, offer, solicitation or recommendation regarding any plan of reorganization that may be proposed or a recommendation regarding the ownership of any stock that could be issued in connection with any such demutualization.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, to hold the assets that are associated with the contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, are provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC ("PIMS"), 751 Broad Street, Newark, New Jersey 07102-3777, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions for the sales of contracts are paid to Prudential representatives and to other independent broker-dealers who sell the contracts, and do not reduce the amount of your investment. Registered representatives of independent broker-dealers may be paid on a different basis than those affiliated with PIMS.

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                                                                              31

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


        9:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------


ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. AN ASSIGNMENT, LIKE ANY OTHER CHANGE IN OWNERSHIP, MAY TRIGGER A TAXABLE EVENT.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account associated with Discovery Choice are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Directors and Officers

-  Experts

-  Litigation

-  Legal Opinions

-  Principal Underwriter

-  Determination of Accumulation Unit Values

-  Performance Information

-  Comparative Performance Information

-  Federal Tax Status

-  Financial Information

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                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEP) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days (or whatever period is required by applicable state law) after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it to you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

   Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are subject to an inflation-adjusted limit, which is $10,500 in 2000. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.

   The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

   Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

   If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions below for penalties imposed on withdrawal when the contribution exceeds $2,000.)

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) $4,000; or (iii) 100% of your combined gross income.

   Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

   Other than the items mentioned in this section, all of the requirement generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEP) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

DISTRIBUTIONS

(A) PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former spouse in accordance with the terms of a divorce decree.)

   You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which

--------------------------------------------------------------------------------
 34

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


--------------------------------------------------------------------------------


does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

   The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

(B) DISTRIBUTION AT AFTER AGE 59 1/2

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the period payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, a portion of the distribution attributable to the nondeductible contribution will be tax-free.

(C) INADEQUATE DISTRIBUTIONS--50% TAX

Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

(D) DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Tax Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

   For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY CHOICE PROSPECTUS  SECTIONS 1-9


IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before January 1, 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

   UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

   "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
(1) the distribution must be made (a) after the owner of the IRA attains age
59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

   Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

--------------------------------------------------------------------------------
 36

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2000

       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Discovery Choice Annuity Contract (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.

     This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Choice prospectus, dated May 1, 2000. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14215, New Brunswick, New Jersey 08906, or by telephoning (888) PRU-2888.

                               TABLE OF CONTENTS

                                                             PAGE
                                                             ----
COMPANY.....................................................   2
DIRECTORS AND OFFICERS......................................   2
EXPERTS.....................................................   2
LITIGATION..................................................   3
LEGAL OPINIONS..............................................   3
PRINCIPAL UNDERWRITER.......................................   3
DETERMINATION OF ACCUMULATION UNIT VALUES...................   4
PERFORMANCE INFORMATION.....................................   5
COMPARATIVE PERFORMANCE INFORMATION.........................   9
FEDERAL TAX STATUS..........................................  10
FINANCIAL STATEMENTS........................................  11
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1

  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY          PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 14215
        NEWARK, NEW JERSEY 07102-2992                  NEW BRUNSWICK, NEW JERSEY 08906
                                                          TELEPHONE: (888) PRU-2888

                                    COMPANY

    Pruco Life of New Jersey Insurance Company ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the in the states of New Jersey and New York.

    Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life insurance Company, which is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.

                             DIRECTORS AND OFFICERS

    The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                     DIRECTORS OF PRUCO LIFE OF NEW JERSEY

    JAMES J. AVERY, JR., Chairman and Director -- President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; 1995 to 1997: President, Prudential Select. Age 48.

    IRA J. KLEINMAN, Director -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group. Age 53.

    ESTHER H. MILNES, President and Director -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group. Age 49.

    L. EDWARD PRICE, Vice Chairman and Director -- Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; 1995 to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group. Age 57.

    DAVID R. ODENATH, JR., Director -- President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber. Age 43.

                         OFFICERS WHO ARE NOT DIRECTORS

    C. EDWARD CHAPLIN, Treasurer -- Vice President and Treasurer, Prudential since 1995. Age 43.

    JAMES C. DROZANOWSKI, Senior Vice President -- Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; 1996 to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group; 1995 to 1996: President, Credit Card Division, Chase Manhattan Bank. Age 57.

    CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995. Age 40.

    SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Associate Actuary, Prudential since 1996; prior to 1996: Vice President and Assistant Actuary, Prudential Corporate Risk Management. Age 45.

    DENNIS G. SULLIVAN, Vice President and Chief Accounting Officer -- Vice President and Deputy Controller, Prudential since 1998; 1997 to 1998: Vice President and Controller, ContiFinancial Corporation; prior to 1997: Director, Salomon Brothers. Age 44.

    The business address of all directors and officers of Pruco Life of New Jersey (PLNJ) is 213 Washington Street, Newark, New Jersey 07102-2992. PLNJ directors and officers are elected annually.

                                    EXPERTS

    The financial statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 1999 and for each of the two years in the period then ended and the financial statements of Pruco Life of

New Jersey as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's, principal business address is 1177 Avenue of the Americas, New York, New York, 10036.

                                   LITIGATION

    We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. As an example of such litigation, in March, 2000, plaintiffs filed a purported class action against us titled Olmsted v. Pruco Life Insurance Company of New Jersey and The Prudential Insurance Company of America, alleging that certain fees and expenses charged to the plaintiffs in connection with the sale of variable annuities since March 1, 1997 were excessive and unreasonable. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

    In particular, Pruco Life and Prudential have been subject to substantial regulatory actions and civil litigation involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls and a series of fines, and are in the process of distributing final remediation relief to eligible class members. In many instances, claimants have the right to "appeal" the decision to an independent reviewer. The bulk of such appeals were resolved in 1999, and the balance is expected to be addressed in 2000. As of January 31, 2000, Prudential and/or Pruco Life remained a party to two putative class actions and approximately 158 individual actions relating to permanent life insurance policies issued in the United States between 1982 and 1995. Additional suits may be filed by individuals who opted out of the settlements. While the approval of the class action settlement is now final, Prudential and Pruco Life remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to their sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

    Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

    In 1999, 1998, 1997 and 1996, Prudential recorded provision in its Consolidated Statements of Operation of $100 million, $1,150 million, $2,030 million and $1,125 million, respectively, to provide for estimated remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

                                 LEGAL OPINIONS

    Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                             PRINCIPAL UNDERWRITER

    Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the contracts on a continuous basis in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

    Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

    The value for each accumulation unit is computed as of the end of each "valuation period" (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.35% or 1.65% (depending on death benefit option elected) annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY CHOICE CONTRACT? and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                            PERFORMANCE INFORMATION

    The tables that follow provide performance information for each subaccount through December 31, 1999. The performance information is based on historical experience and does not indicate or represent future performance.

AVERAGE ANNUAL TOTAL RETURN

    Although DISCOVERY CHOICE Annuity is a new contract it uses subaccounts that have been registered with the Securities Exchange Commission for some time. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY CHOICE Annuity and the Funds have been reflected in these returns, as if the contract had existed from the initial registration date of the respective subaccounts.

    The tables below show the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1999 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. The tables assume deferred sales charges. Table 1 shows performance assuming that the Basic Death Benefit was elected. Table 2 shows the performance assuming that the Enhanced Death Benefit was elected.

                                    TABLE 1
                AVERAGE ANNUAL TOTAL RETURN--BASIC DEATH BENEFIT

                                                                                 FIVE       TEN        FROM SEC
                                                         SEC        ONE YEAR    YEARS      YEARS     REGISTRATION
                       FUND                          REGISTRATION    ENDED      ENDED      ENDED       THROUGH
                     PORTFOLIO                           DATE       12/31/99   12/31/99   12/31/99     12/31/99
                     ---------                       ------------   --------   --------   --------   ------------
The Prudential Series Fund
    Diversified Bond Portfolio                          11/95        -2.36%      N/A        N/A          2.21%
    Diversified Conservative Growth Portfolio            5/99         5.09%      N/A        N/A          7.82%
    High Yield Bond Portfolio                           11/95         3.16%      N/A        N/A          4.91%
    Stock Index Portfolio                               11/95        18.87%      N/A        N/A         24.24%
    Equity Income Portfolio                             11/96        10.95%      N/A        N/A         14.10%
    Equity Portfolio                                    11/95        10.91%      N/A        N/A         14.75%
    Prudential Jennison Portfolio                       11/95        40.25%      N/A        N/A         28.66%
    Global Portfolio                                    11/95        46.22%      N/A        N/A         21.98%
    Small Capitalization Stock Portfolio                 9/98        11.12%      N/A        N/A         45.73%
    20/20 Focus Portfolio                                5/99        17.81%      N/A        N/A         28.10%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                     10/96        32.39%      N/A        N/A         28.38%
    AIM V.I. Value Fund                                 10/96        28.10%      N/A        N/A         28.22%
American Century Variable Portfolios, Inc.
    American Century VP Value                            9/98       -12.84%      N/A        N/A          0.12%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                     9/98        68.20%      N/A        N/A         73.03%
Janus Aspen Series
    Growth Portfolio                                    10/96        42.00%      N/A        N/A         31.10%
    International Growth Portfolio                      10/96        79.78%      N/A        N/A         34.82%
MFS Variable Insurance Trust
    Emerging Growth Series                              10/96        74.29%      N/A        N/A         38.60%
    Research Series                                     10/96        20.82%      N/A        N/A         21.68%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                   10/96        -1.60%      N/A        N/A         10.29%
    Small Cap Portfolio                                 10/96        -3.88%      N/A        N/A          3.45%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                             10/96         2.27%      N/A        N/A         13.67%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                       10/96        31.48%      N/A        N/A         16.22%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio               10/96        61.26%      N/A        N/A         20.61%

                                    TABLE 2
              AVERAGE ANNUAL TOTAL RETURN--ENHANCED DEATH BENEFIT

                                                                              FIVE       TEN        FROM SEC
                                                      SEC        ONE YEAR    YEARS      YEARS     REGISTRATION
                      FUND                        REGISTRATION    ENDED      ENDED      ENDED       THROUGH
                   PORTFOLIO                          DATE       12/31/99   12/31/99   12/31/99     12/31/99
                   ---------                      ------------   --------   --------   --------   ------------
The Prudential Series Fund
    Diversified Bond Portfolio                       11/95        -2.69%      N/A        N/A          1.90%
    Diversified Conservative Growth Portfolio         5/99         4.89%      N/A        N/A          7.51%
    High Yield Bond Portfolio                        11/95         2.86%      N/A        N/A          4.60%
    Stock Index Portfolio                            11/95        18.52%      N/A        N/A         23.87%
    Equity Income Portfolio                          11/96        10.62%      N/A        N/A         13.76%
    Equity Portfolio                                 11/95        10.58%      N/A        N/A         14.42%
    Prudential Jennison Portfolio                    11/95        39.84%      N/A        N/A         28.28%
    Global Portfolio                                 11/95        45.80%      N/A        N/A         21.62%
    Small Capitalization Stock Portfolio              9/98        10.79%      N/A        N/A         44.39%
    20/20 Focus Portfolio                             5/99        17.58%      N/A        N/A         27.74%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                  10/96        32.00%      N/A        N/A         28.03%
    AIM V.I. Value Fund                              10/96        27.72%      N/A        N/A         27.78%
American Century Variable Portfolios, Inc.
    American Century VP Value                         9/98       -13.09%      N/A        N/A         -0.17%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                  9/98        67.71%      N/A        N/A         72.52%
Janus Aspen Series
    Growth Portfolio                                 10/96        41.58%      N/A        N/A         30.70%
    International Growth Portfolio                   10/96        79.25%      N/A        N/A         34.41%
MFS Variable Insurance Trust
    Emerging Growth Series                           10/96        73.78%      N/A        N/A         38.18%
    Research Series                                  10/96        20.46%      N/A        N/A         21.31%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                10/96        -1.89%      N/A        N/A          9.96%
    Small Cap Portfolio                              10/96        -4.17%      N/A        N/A          3.14%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                          10/96         1.96%      N/A        N/A         13.33%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                    10/96        31.08%      N/A        N/A         15.85%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio            10/96        60.77%      N/A        N/A         20.21%

    For each subaccount other than the Money Market Subaccount, Table 3 and 4 below show the historical average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1999 based on the inception date of the Fund rather than the initial registration date of the subaccount. Table 3 shows performance assuming that the Basic Death Benefit is elected and Table 4 shows performance assuming that the Enhanced Death Benefit was elected.

                                    TABLE 3
          HISTORICAL AVERAGE ANNUAL TOTAL RETURN--BASIC DEATH BENEFIT

                                                                                                   FROM DATE
                                                                              FIVE       TEN       PORTFOLIO
                                                                 ONE YEAR    YEARS      YEARS     ESTABLISHED
                      FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                      ESTABLISHED   12/31/99   12/31/99   12/31/99    12/31/99
                    ---------                      -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                         6/83       -2.40%      4.85%      5.72%       6.91%
    Diversified Conservative Growth Portfolio          5/99        5.09%      N/A        N/A         7.76%
    High Yield Bond Portfolio                          2/87        3.15%      6.74%      7.68%       6.29%
    Stock Index Portfolio                             10/87       18.87%     26.25%     14.07%      15.22%
    Equity Income Portfolio                            2/88       10.95%     15.21%     11.08%      12.92%
    Equity Portfolio                                   6/83       10.91%     17.36%     12.32%      13.49%
    Prudential Jennison Portfolio                      5/95       40.26%      N/A        N/A        30.09%
    Global Portfolio                                   9/88       46.23%     20.65%      7.59%      12.72%
    Small Capitalization Stock Portfolio               5/95       11.11%      N/A        N/A        14.50%
    20/20 Focus Portfolio                              5/99       17.81%      N/A        N/A        27.85%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                    5/94       32.39%     17.87%      N/A        15.43%
    AIM V.I. Value Fund                                6/93       28.10%     25.48%      N/A        21.19%
American Century Variable Portfolios, Inc.
    American Century VP Value                          5/96      -12.87%      N/A        N/A         6.22%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                   9/98       68.17%      N/A        N/A        29.42%
Janus Aspen Series
    Growth Portfolio                                   9/93       42.00%     28.09%      N/A        22.56%
    International Growth Portfolio                     5/94       79.80%     31.41%      N/A        26.41%
MFS Variable Insurance Trust
    Emerging Growth Series                             7/95       74.29%      N/A        N/A        34.59%
    Research Series                                    7/95       20.82%      N/A        N/A        20.81%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                  8/88       -1.61%     16.88%     14.67%      15.64%
    Small Cap Portfolio                                8/88       -3.88%      6.82%      9.98%       9.92%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                            3/94        2.27%     16.81%      N/A        15.63%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                      3/94       31.48%     13.61%      N/A        11.87%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio              9/96       61.26%      N/A        N/A        21.09%

                                    TABLE 4
         HISTORICAL AVERAGE ANNUAL TOTAL RETURN--ENHANCED DEATH BENEFIT

                                                                                FIVE       TEN        FROM SEC
                                                        SEC        ONE YEAR    YEARS      YEARS     REGISTRATION
                       FUND                         REGISTRATION    ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                           DATE       12/31/99   12/31/99   12/31/99     12/31/99
                    ---------                       ------------   --------   --------   --------   ------------
The Prudential Series Fund
    Diversified Bond Portfolio                          6/83        -2.69%      4.54%      5.44%        6.60%
    Diversified Conservative Growth Portfolio           5/99         4.88%    N/A        N/A            7.44%
    High Yield Bond Portfolio                           2/87         2.85%      6.42%      7.39%        5.98%
    Stock Index Portfolio                              10/87        18.51%     25.87%     13.77%       14.87%
    Equity Income Portfolio                             2/88        10.63%     14.87%     10.79%       12.59%
    Equity Portfolio                                    6/83        10.59%     17.01%     12.02%       13.15%
    Prudential Jennison Portfolio                       5/95        39.84%    N/A        N/A           29.70%
    Global Portfolio                                    9/88        45.80%     20.30%      7.30%       12.37%
    Small Capitalization Stock Portfolio                5/95        10.79%    N/A        N/A           14.15%
    20/20 Focus Portfolio                               5/99        17.57%    N/A        N/A           27.46%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                     5/94        32.00%     26.05%    N/A           22.43%
    AIM V.I. Value Fund                                 6/93        27.45%     25.12%    N/A           21.00%
American Century Variable Portfolios, Inc.
    American Century VP Value                           5/96       -13.10%    N/A        N/A            5.92%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                    9/98        67.70%    N/A        N/A           29.06%
Janus Aspen Series
    Growth Portfolio                                    9/93        41.58%     27.72%    N/A           22.20%
    International Growth Portfolio                      5/94        79.25%     31.01%    N/A           26.04%
MFS Variable Insurance Trust
    Emerging Growth Series                              7/95        73.78%    N/A        N/A           34.19%
    Research Series                                     7/95        20.46%    N/A        N/A           20.46%
OCC Accumulation Trust (Note 1)
    Managed Portfolio                                   8/88        -1.90%     16.53%     14.36%       15.31%
    Small Cap Portfolio                                 8/88        -4.17%      6.40%      9.68%        9.60%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                             3/94         1.96%     16.46%    N/A           15.29%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                       3/94        31.08%     13.27%    N/A           11.54%
Warburg Pincus Trust
    Global Post-Venture Capital Portfolio               9/96        60.77%    N/A        N/A           20.73%

------------------

    NOTE 1: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

    The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

MONEY MARKET SUBACCOUNT YIELD

    The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY CHOICE Annuity and the Series Fund have been reflected.

    The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1999 were 6.61% and 6.83%, respectively, assuming election of the Enhanced Death Benefit the "yield" and "effective yield" were 6.10% and 6.28%, respectively.

    The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

    The deduction referred to above consists of the 1.35% charge for insurance risks for the Basic Death Benefit and 1.65% for the Enhanced Death Benefit.

    The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield-([base period return + 1] 365/7)-1.

    The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                      COMPARATIVE PERFORMANCE INFORMATION

    Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                               FEDERAL TAX STATUS

X.  OTHER TAX RULES.

    1.  DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life of New Jersey believes the underlying variable investment options for the Contract meet these diversification requirements.

    2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

    3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

    4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% penalty tax.

    5.  WITHHOLDING OF TAX FROM DISTRIBUTIONS.

     Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life of New Jersey. These elections must be made on the appropriate Pruco Life of New Jersey forms. Absent these elections, Pruco Life of New Jersey will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

    6.  NONRESIDENT ALIENS.

     Special tax withholding rules apply to nonresident aliens.

    7.  TRANSFERS TO YOUNGER PERSONS.

     If you transfer your contract to a person either 37 1/2 years younger than you, or a grandchild, or designate such younger person as a beneficiary, there may be Generation Skipping Transfer tax consequences.

                              FINANCIAL STATEMENTS

     The following financial statements describe the sub-accounts of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account associated with the Discovery Select Variable Annuity, another variable annuity contract offered by Pruco Life. This information is provided because the sub-accounts associated with Discovery Select are also used by the Discovery Choice variable annuity contract. Financial information specific to the Discovery Choice variable annuity contract will be available following the completion of the initial accounting period for this contract.

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1999

                                                                            SUBACCOUNTS
                                              ------------------------------------------------------------------------
                                               PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL
                                                 MONEY       DIVERSIFIED     HIGH YIELD       STOCK          EQUITY
                                                 MARKET          BOND           BOND          INDEX          INCOME
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                              ------------   ------------   ------------   ------------   ------------
ASSETS
  Investment in The Prudential Series Fund,
    Inc.
    Portfolios and non-Prudential
      administered funds, at net asset value
      [Note 3]..............................  $ 28,752,580   $ 53,371,206   $ 35,698,410   $ 86,939,050   $ 48,636,634
                                              ------------   ------------   ------------   ------------   ------------
  Net Assets................................  $ 28,752,580   $ 53,371,206   $ 35,698,410   $ 86,939,050   $ 48,636,634
                                              ============   ============   ============   ============   ============
NET ASSETS, representing:
  Equity of contract owners [Note 4]........  $ 28,752,580   $ 53,371,206   $ 35,698,410   $ 86,939,050   $ 48,636,634
                                              ------------   ------------   ------------   ------------   ------------
                                              $ 28,752,580   $ 53,371,206   $ 35,698,410   $ 86,939,050   $ 48,636,634
                                              ============   ============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A1

                                            SUBACCOUNTS (CONTINUED)
    -------------------------------------------------------------------------------------------------------
                                                                                               JANUS ASPEN
     PRUDENTIAL     PRUDENTIAL     PRUDENTIAL      AIM V.I.                    JANUS ASPEN    INTERNATIONAL
       EQUITY        JENNISON        GLOBAL       GROWTH AND      AIM V.I.        GROWTH         GROWTH
     PORTFOLIO      PORTFOLIO      PORTFOLIO     INCOME FUND     VALUE FUND     PORTFOLIO       PORTFOLIO
    ------------   ------------   ------------   ------------   ------------   ------------   -------------
    $ 68,585,671   $105,709,375   $ 13,903,838   $ 18,117,557   $ 29,733,016   $ 31,011,122   $ 27,887,749
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 68,585,671   $105,709,375   $ 13,903,838   $ 18,117,557   $ 29,733,016   $ 31,011,122   $ 27,887,749
    ============   ============   ============   ============   ============   ============   ============
    $ 68,585,671   $105,709,375   $ 13,903,838   $ 18,117,557   $ 29,733,016   $ 31,011,122   $ 27,887,749
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 68,585,671   $105,709,375   $ 13,903,838   $ 18,117,557   $ 29,733,016   $ 31,011,122   $ 27,887,749
    ============   ============   ============   ============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A2

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1999

                                                                                    SUBACCOUNTS
                                                              -------------------------------------------------------
                                                                                              OCC            OCC
                                                                  MFS                     ACCUMULATION   ACCUMULATION
                                                               EMERGING         MFS          TRUST       TRUST SMALL
                                                                GROWTH       RESEARCH       MANAGED          CAP
                                                                SERIES        SERIES       PORTFOLIO      PORTFOLIO
                                                              -----------   -----------   ------------   ------------
ASSETS
  Investment in The Prudential Series Fund, Inc. Portfolios
    and
    non-Prudential administered funds, at net asset value
    [Note 3]................................................  $31,319,807   $ 9,982,879   $32,320,124    $ 8,588,764
                                                              -----------   -----------   -----------    -----------
  Net Assets................................................  $31,319,807   $ 9,982,879   $32,320,124    $ 8,588,764
                                                              ===========   ===========   ===========    ===========
NET ASSETS, representing:
  Equity of contract owners [Note 4]........................  $31,319,807   $ 9,982,879   $32,320,124    $ 8,588,764
                                                              -----------   -----------   -----------    -----------
                                                              $31,319,807   $ 9,982,879   $32,320,124    $ 8,588,764
                                                              ===========   ===========   ===========    ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A3

                                                    SUBACCOUNTS (CONTINUED)
    ------------------------------------------------------------------------------------------------------------------------
                                                       PRUDENTIAL                                                PRUDENTIAL
    T. ROWE PRICE   T. ROWE PRICE   WARBURG PINCUS       SMALL                       FRANKLIN                   DIVERSIFIED
       EQUITY       INTERNATIONAL    POST-VENTURE    CAPITALIZATION    AMERICAN      SMALL CAP    PRUDENTIAL    CONSERVATIVE
       INCOME           STOCK          CAPITAL           STOCK        CENTURY VP      GROWTH      20/20 FOCUS      GROWTH
      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         VALUE         FUND        PORTFOLIO     PORTFOLIO
    -------------   -------------   --------------   --------------   -----------   -----------   -----------   ------------
     $17,067,981     $ 5,704,743     $ 3,815,026      $ 4,859,464     $ 2,400,228   $ 4,186,264   $ 5,334,334   $ 8,217,344
     -----------     -----------     -----------      -----------     -----------   -----------   -----------   -----------
     $17,067,981     $ 5,704,743     $ 3,815,026      $ 4,859,464     $ 2,400,228   $ 4,186,264   $ 5,344,334   $ 8,217,344
     ===========     ===========     ===========      ===========     ===========   ===========   ===========   ===========
     $17,067,981     $ 5,704,743     $ 3,815,026      $ 4,859,464     $ 2,400,228   $ 4,186,264   $ 5,334,334   $ 8,217,344
     -----------     -----------     -----------      -----------     -----------   -----------   -----------   -----------
     $17,067,981     $ 5,704,743     $ 3,815,026      $ 4,859,464     $ 2,400,228   $ 4,186,264   $ 5,334,334   $ 8,217,344
     ===========     ===========     ===========      ===========     ===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A4

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 1999

                                                                                    SUBACCOUNTS
                                                            -----------------------------------------------------------
                                                             PRUDENTIAL       PRUDENTIAL      PRUDENTIAL    PRUDENTIAL
                                                               MONEY         DIVERSIFIED      HIGH YIELD       STOCK
                                                               MARKET            BOND            BOND          INDEX
                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO     PORTFOLIO
                                                            ------------   ----------------   -----------   -----------
INVESTMENT INCOME
  Dividend income.........................................  $ 1,041,065      $         0      $    82,488   $   742,606
                                                            -----------      -----------      -----------   -----------
EXPENSES
  Charges to contract owners for assuming mortality risk
    and expense risk and for administration [Notes 5A and
    5B]...................................................      295,390          630,761          448,837       918,696
                                                            -----------      -----------      -----------   -----------
NET INVESTMENT INCOME (LOSS)..............................      745,675         (630,761)        (366,349)     (176,090)
                                                            -----------      -----------      -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....................            0          109,889                0       949,132
  Realized gain (loss) on shares redeemed.................            0          (35,648)        (338,945)      597,412
  Net change in unrealized gain (loss) on investments.....            0         (257,741)       1,670,217    10,649,026
                                                            -----------      -----------      -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS............................            0         (183,500)       1,331,272    12,195,570
                                                            -----------      -----------      -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................  $   745,675      $  (814,261)     $   964,923   $12,019,480
                                                            ===========      ===========      ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A5

                                                 SUBACCOUNTS (CONTINUED)
    -----------------------------------------------------------------------------------------------------------------
                                                               AIM V.I.                                  JANUS ASPEN
     PRUDENTIAL     PRUDENTIAL    PRUDENTIAL    PRUDENTIAL      GROWTH                    JANUS ASPEN   INTERNATIONAL
    EQUITY INCOME     EQUITY       JENNISON       GLOBAL          AND        AIM V.I.       GROWTH         GROWTH
      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    INCOME FUND   VALUE FUND     PORTFOLIO      PORTFOLIO
    -------------   -----------   -----------   -----------   -----------   -----------   -----------   -------------
   $1,060,080      $   997,043   $   109,529   $    28,527   $   89,628    $    77,253   $    46,406    $    35,002
     -----------    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      626,250           785,965       904,865       113,046      178,776        265,728       249,099        206,751
     -----------    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      433,830           211,078      (795,336)      (84,519)     (89,148)      (188,475)     (202,693)      (171,749)
     -----------    -----------   -----------   -----------   -----------   -----------   -----------    -----------
    5,329,219         7,676,793     4,118,355        50,018       61,885        403,982        88,325              0
     (449,569)         (157,198)      978,248       131,717      115,409        130,602       173,572        157,018
     (957,621)       (2,245,221)   21,649,324     3,919,633    3,932,741      4,885,809     7,276,124     11,553,620
     -----------    -----------   -----------   -----------   -----------   -----------   -----------    -----------
    3,922,029         5,274,374    26,745,927     4,101,368    4,110,035      5,420,393     7,538,021     11,710,638
     -----------    -----------   -----------   -----------   -----------   -----------   -----------    -----------
   $4,355,859       $ 5,485,452   $25,950,591   $ 4,016,849   $4,020,887    $ 5,231,918   $ 7,335,328    $11,538,889
     ===========    ===========   ===========   ===========   ===========   ===========   ===========    ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A6

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 1999

                                                                                    SUBACCOUNTS
                                                              -------------------------------------------------------
                                                                                              OCC            OCC
                                                                  MFS                     ACCUMULATION   ACCUMULATION
                                                               EMERGING         MFS          TRUST          TRUST
                                                                GROWTH       RESEARCH       MANAGED       SMALL CAP
                                                                SERIES        SERIES       PORTFOLIO      PORTFOLIO
                                                              -----------   -----------   ------------   ------------
INVESTMENT INCOME
  Dividend income...........................................  $         0   $    14,673   $   446,506    $    48,948
                                                              -----------   -----------   -----------    -----------
EXPENSES
  Charges to contract owners for assuming mortality risk and
    expense risk and for administration [Notes 5A and 5B]...      244,459       109,520       443,425        109,857
                                                              -----------   -----------   -----------    -----------
NET INVESTMENT INCOME (LOSS)................................     (244,459)      (94,847)        3,081        (60,909)
                                                              -----------   -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received......................            0        77,540     1,001,944              0
  Realized gain (loss) on shares redeemed...................      282,067       178,470       101,347       (107,172)
  Net change in unrealized gain (loss) on investments.......   12,666,424     1,609,825        40,116        (53,970)
                                                              -----------   -----------   -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS..............................   12,948,491     1,865,835     1,143,407       (161,142)
                                                              -----------   -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $12,704,032   $ 1,770,988   $ 1,146,488    $  (222,051)
                                                              ===========   ===========   ===========    ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A7

                                                   SUBACCOUNTS (CONTINUED)
    ----------------------------------------------------------------------------------------------------------------------
                                                     PRUDENTIAL                                                PRUDENTIAL
    T. ROWE PRICE   T. ROWE PRICE     WARBURG          SMALL                       FRANKLIN     PRUDENTIAL    DIVERSIFIED
       EQUITY       INTERNATIONAL   POST-VENTURE   CAPITALIZATION    AMERICAN      SMALL CAP       20/20      CONSERVATIVE
       INCOME           STOCK         CAPITAL          STOCK        CENTURY VP      GROWTH         FOCUS         GROWTH
      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO         VALUE         FUND       PORTFOLIO*     PORTFOLIO*
    -------------   -------------   ------------   --------------   -----------   -----------   -----------   ------------
     $   302,337     $    20,370    $         0     $         0     $     2,743   $       898   $     8,757   $   381,387
     -----------     -----------    -----------     -----------     -----------   -----------   -----------   -----------
         218,225          53,605         29,652          35,775          15,560        20,780        19,522        38,853
     -----------     -----------    -----------     -----------     -----------   -----------   -----------   -----------
          84,112         (33,235)       (29,652)        (35,775)        (12,817)      (19,882)      (10,765)      342,534
     -----------     -----------    -----------     -----------     -----------   -----------   -----------   -----------
         724,724          64,020              0          23,062          25,992         9,272         1,055             0
          97,954          47,077         39,525         (29,180)         (4,884)        8,739        43,712       503,805
        (659,400)      1,220,987      1,314,182         443,217        (170,884)    1,248,012       588,285      (397,267)
     -----------     -----------    -----------     -----------     -----------   -----------   -----------   -----------
         163,278       1,332,084      1,353,707         437,099        (149,776)    1,266,023       633,052       106,538
     -----------     -----------    -----------     -----------     -----------   -----------   -----------   -----------
     $   247,390     $ 1,298,849    $ 1,324,055     $   401,324     $  (162,593)  $ 1,246,141   $   622,287   $   449,072
     ===========     ===========    ===========     ===========     ===========   ===========   ===========   ===========

* Became available on May 3, 1999 (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A8

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 1999 and 1998

                                                                                   SUBACCOUNTS
                                                              -----------------------------------------------------
                                                                     PRUDENTIAL                  PRUDENTIAL
                                                                    MONEY MARKET              DIVERSIFIED BOND
                                                                      PORTFOLIO                   PORTFOLIO
                                                              -------------------------   -------------------------
                                                                 1999          1998          1999          1998
                                                              -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..............................  $   745,675   $   388,558   $  (630,761)  $ 1,140,482
  Capital gains distributions received......................            0             0       109,889        55,251
  Realized gain (loss) on shares redeemed...................            0             0       (35,648)       (1,277)
  Net change in unrealized gain (loss) on investments.......            0             0      (257,741)     (220,174)
                                                              -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      745,675       388,558      (814,261)      974,282
                                                              -----------   -----------   -----------   -----------
ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments...............................   20,587,959    18,308,790    25,513,762    26,338,579
  Surrenders, Withdrawals and Death Benefits................   (1,560,658)     (590,456)   (2,622,110)     (754,090)
  Net Transfers From (To) Other Subaccounts or Fixed Rate
    Option..................................................   (9,451,903)   (5,502,058)   (2,738,166)    2,425,538
  Withdrawal Charge.........................................       (4,267)         (906)      (13,810)       (2,759)
                                                              -----------   -----------   -----------   -----------
TOTAL ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS........    9,571,131    12,215,370    20,139,676    28,007,268
                                                              -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE
  ACCOUNT [NOTE 7]..........................................            0      (262,762)            0      (102,106)
                                                              -----------   -----------   -----------   -----------
TOTAL INCREASE IN NET ASSETS................................   10,316,806    12,341,166    19,325,415    28,879,444
NET ASSETS:
  Beginning of period.......................................   18,435,774     6,094,608    34,045,791     5,166,347
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $28,752,580   $18,435,774   $53,371,206   $34,045,791
                                                              ===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A9

                                               SUBACCOUNTS (CONTINUED)
    -------------------------------------------------------------------------------------------------------------
           PRUDENTIAL                  PRUDENTIAL                  PRUDENTIAL                  PRUDENTIAL
         HIGH YIELD BOND               STOCK INDEX                EQUITY INCOME                  EQUITY
            PORTFOLIO                   PORTFOLIO                   PORTFOLIO                   PORTFOLIO
    -------------------------   -------------------------   -------------------------   -------------------------
       1999          1998          1999          1998          1999          1998          1999          1998
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $  (366,349)  $ 1,926,123   $  (176,090)  $      (498)  $   433,830   $   461,464   $   211,078   $   218,818
              0             0       949,132       685,310     5,329,219     2,112,014     7,676,793     4,709,227
       (338,945)      (66,919)      597,412       (15,648)     (449,569)     (132,522)     (157,198)      (23,763)
      1,670,217    (3,362,203)   10,649,026     6,220,619      (957,621)   (5,326,474)   (2,245,221)   (3,841,284)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        964,923    (1,502,999)   12,019,480     6,889,783     4,355,859    (2,885,518)    5,485,452     1,062,998
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,536,600    23,904,670    27,516,374    29,771,169    10,395,500    33,802,922    23,050,765    30,494,085
     (2,796,061)     (654,641)   (2,569,693)   (1,266,564)   (2,776,500)   (1,336,359)   (3,369,896)   (1,135,559)
     (2,836,829)      271,531     1,936,162      (125,011)   (3,807,475)      867,586    (1,203,966)      699,976
        (11,597)       (3,313)      (20,898)       (7,572)      (17,330)       (5,784)      (20,687)       (8,237)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      5,892,113    23,518,247    26,861,945    28,372,022     3,794,195    33,328,365    18,456,216    30,050,265
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
              0       (15,650)            0        34,044             0       109,447             0        70,773
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      6,857,036    21,999,598    38,881,425    35,295,849     8,150,054    30,552,294    23,941,668    31,184,036
     28,841,374     6,841,776    48,057,625    12,761,776    40,486,580     9,934,286    44,644,003    13,459,967
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $35,698,410   $28,841,374   $86,939,050   $48,057,625   $48,636,634   $40,486,580   $68,585,671   $44,644,003
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A10

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 1999 and 1998

                                                                                   SUBACCOUNTS
                                                            ---------------------------------------------------------
                                                                    PRUDENTIAL                    PRUDENTIAL
                                                                     JENNISON                       GLOBAL
                                                                     PORTFOLIO                     PORTFOLIO
                                                            ---------------------------   ---------------------------
                                                                1999           1998           1999           1998
                                                            ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)............................  $   (795,336)  $   (251,819)  $    (84,519)  $      5,439
  Capital gains distributions received....................     4,118,355        522,676         50,018        196,136
  Realized gain (loss) on shares redeemed.................       978,248        (23,766)       131,717         (4,864)
  Net change in unrealized gain (loss) on investments.....    21,649,324      6,793,178      3,919,633        455,299
                                                            ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    25,950,591      7,040,269      4,016,849        652,010
                                                            ------------   ------------   ------------   ------------
ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments.............................    33,031,211     24,608,849      5,088,201      2,481,167
  Surrenders, Withdrawals and Death Benefits..............    (3,231,132)      (650,657)      (408,097)      (217,230)
  Net Transfers From (To) Other Subaccounts or Fixed Rate
    Option................................................    10,694,501      1,768,266        364,430        (24,347)
  Withdrawal Charge.......................................       (21,415)        (4,533)        (2,247)          (948)
                                                            ------------   ------------   ------------   ------------
TOTAL ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS......    40,473,165     25,721,925      5,042,287      2,238,642
                                                            ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE
  ACCOUNT [NOTE 7]........................................             0         76,083              0          6,656
                                                            ------------   ------------   ------------   ------------
TOTAL INCREASE IN NET ASSETS..............................    66,423,756     32,838,277      9,059,136      2,897,308
NET ASSETS:
  Beginning of period.....................................    39,285,619      6,447,342      4,844,702      1,947,394
                                                            ------------   ------------   ------------   ------------
  End of period...........................................  $105,709,375   $ 39,285,619   $ 13,903,838   $  4,844,702
                                                            ============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A11

                                                   SUBACCOUNTS (CONTINUED)
    ---------------------------------------------------------------------------------------------------------------------
             AIM V.I.                                                   JANUS ASPEN                   JANUS ASPEN
            GROWTH AND                     AIM V.I.                       GROWTH                     INTERNATIONAL
            INCOME FUND                   VALUE FUND                     PORTFOLIO                 GROWTH PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        1999           1998           1999           1998           1999           1998           1999           1998
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    (89,148)  $    (51,921)  $   (188,475)  $    (48,549)  $   (202,693)  $    129,843   $   (171,749)  $     28,744
          61,885         87,186        403,982        450,290         88,325        171,381              0         20,343
         115,409          4,610        130,602           (535)       173,572         (5,570)       157,018         15,256
       3,932,741      1,461,242      4,885,809      1,671,765      7,276,124      1,674,117     11,553,620        803,166
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,020,887      1,501,117      5,231,918      2,072,971      7,335,328      1,969,771     11,538,889        867,509
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,166,436      4,951,267     12,644,254      5,515,714     10,424,660      4,882,924      6,247,580      5,187,370
        (525,606)      (132,626)    (1,273,721)      (202,116)      (581,178)      (108,984)      (601,028)      (270,571)
         330,039       (311,867)     2,065,982        218,523      3,802,129        390,842         45,025        404,030
          (4,104)        (1,439)        (4,688)        (1,821)        (4,727)        (1,601)        (4,632)        (2,669)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,966,765      4,505,335     13,431,827      5,530,300     13,640,884      5,163,181      5,686,945      5,318,160
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
               0        (66,268)             0          5,014              0        (19,268)             0        (81,593)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,987,652      5,940,184     18,663,745      7,608,285     20,976,212      7,113,684     17,225,834      6,104,076
       9,129,905      3,189,721     11,069,271      3,460,986     10,034,910      2,921,226     10,661,915      4,557,839
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,117,557   $  9,129,905   $ 29,733,016   $ 11,069,271   $ 31,011,122   $ 10,034,910   $ 27,887,749   $ 10,661,915
    ============   ============   ============   ============   ============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A12

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 1999 and 1998

                                                                                   SUBACCOUNTS
                                                              -----------------------------------------------------
                                                                         MFS
                                                                      EMERGING                       MFS
                                                                    GROWTH SERIES              RESEARCH SERIES
                                                              -------------------------   -------------------------
                                                                 1999          1998          1999          1998
                                                              -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..............................  $  (244,459)  $   (99,739)  $   (94,847)  $   (60,254)
  Capital gains distributions received......................            0        48,546        77,540        89,748
  Realized gain (loss) on shares redeemed...................      282,067        17,411       178,470         8,037
  Net change in unrealized gain (loss) on investments.......   12,666,424     2,185,347     1,609,825       848,009
                                                              -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   12,704,032     2,151,565     1,770,988       885,540
                                                              -----------   -----------   -----------   -----------
ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments...............................    6,302,950     6,934,305     2,112,145     3,284,005
  Surrenders, Withdrawals and Death Benefits................   (1,002,137)     (149,038)     (582,758)     (156,768)
  Net Transfers From (To) Other Subaccounts or Fixed Rate
    Option..................................................      904,500       420,695      (100,128)      137,403
  Withdrawal Charge.........................................       (5,935)       (1,900)       (2,312)       (1,267)
                                                              -----------   -----------   -----------   -----------
TOTAL ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS........    6,199,378     7,204,062     1,426,947     3,263,373
                                                              -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE
  ACCOUNT [NOTE 7]..........................................            0       (12,836)            0       (12,594)
                                                              -----------   -----------   -----------   -----------
TOTAL INCREASE IN NET ASSETS................................   18,903,410     9,342,791     3,197,935     4,136,319
NET ASSETS:
  Beginning of period.......................................   12,416,397     3,073,606     6,784,944     2,648,625
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $31,319,807   $12,416,397   $ 9,982,879   $ 6,784,944
                                                              ===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A13

                                               SUBACCOUNTS (CONTINUED)
    -------------------------------------------------------------------------------------------------------------
               OCC                         OCC                                                T. ROWE PRICE
       ACCUMULATION TRUST          ACCUMULATION TRUST             T. ROWE PRICE            INTERNATIONAL STOCK
        MANAGED PORTFOLIO          SMALL CAP PORTFOLIO       EQUITY INCOME PORTFOLIO            PORTFOLIO
    -------------------------   -------------------------   -------------------------   -------------------------
       1999          1998          1999          1998          1999          1998          1999          1998
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $     3,081   $  (201,320)  $   (60,909)  $   (70,008)  $    84,112   $    85,275   $   (33,235)  $     3,899
      1,001,944       390,487             0       132,949       724,724       402,942        64,020        12,753
        101,347       (33,042)     (107,172)      (87,824)       97,954           920        47,077        (1,816)
         40,116       262,512       (53,970)     (726,536)     (659,400)      113,818     1,220,987       258,507
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,146,488       418,637      (222,051)     (751,419)      247,390       602,955     1,298,849       273,343
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      5,808,566    19,620,342     1,634,865     5,267,682     4,344,662     8,126,207     1,459,317     1,445,262
     (1,697,629)     (685,019)     (372,014)     (429,739)     (681,456)     (253,996)      (99,219)      (30,350)
     (2,100,849)      498,744      (192,001)      323,120      (557,938)       98,585      (120,911)      121,453
        (13,260)       (5,090)       (2,815)       (1,432)       (6,226)       (2,839)       (1,019)         (655)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,996,828    19,428,977     1,068,035     5,159,631     3,099,042     7,967,957     1,238,168     1,535,710
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
              0        65,279             0       (26,238)            0       (55,800)            0       (44,233)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      3,143,316    19,912,893       845,984     4,381,974     3,346,432     8,515,112     2,537,017     1,764,820
     29,176,808     9,263,915     7,742,780     3,360,806    13,721,549     5,206,437     3,167,726     1,402,906
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $32,320,124   $29,176,808   $ 8,588,764   $ 7,742,780   $17,067,981   $13,721,549   $ 5,704,743   $ 3,167,726
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A14

                            FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 1999 and 1998

                                                                                   SUBACCOUNTS
                                                              -----------------------------------------------------
                                                                   WARBURG PINCUS                PRUDENTIAL
                                                                    POST-VENTURE            SMALL CAPITALIZATION
                                                                       CAPITAL                      STOCK
                                                                      PORTFOLIO                  PORTFOLIO*
                                                              -------------------------   -------------------------
                                                                 1999          1998          1999          1998
                                                              -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss)..............................  $   (29,652)  $   (17,026)  $   (35,775)  $        22
  Capital gains distributions received......................            0             0        23,062        28,379
  Realized gain (loss) on shares redeemed...................       39,525        (9,485)      (29,180)        1,244
  Net change in unrealized gain (loss) on investments.......    1,314,182        78,797       443,217        35,630
                                                              -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    1,324,055        52,286       401,324        65,275
                                                              -----------   -----------   -----------   -----------
ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments...............................      895,813     1,012,106     5,611,087       516,286
  Surrenders, Withdrawals and Death Benefits................     (138,965)      (12,105)      (73,905)         (593)
  Net Transfers From (To) Other Subaccounts or Fixed Rate
    Option..................................................      (22,107)       35,849    (1,723,101)       64,252
  Withdrawal Charge.........................................         (943)         (520)         (319)            0
                                                              -----------   -----------   -----------   -----------
TOTAL ANNUITY PAYMENTS AND OTHER OPERATING TRANSFERS........      733,798     1,035,330     3,813,762       579,945
                                                              -----------   -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RETAINED IN THE ACCOUNT [NOTE 7]..........................            0       (36,828)            0          (842)
                                                              -----------   -----------   -----------   -----------
TOTAL INCREASE IN NET ASSETS................................    2,057,853     1,050,788     4,215,086       644,378
NET ASSETS:
  Beginning of period.......................................    1,757,173       706,385       644,378             0
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $ 3,815,026   $ 1,757,173   $ 4,859,464   $   644,378
                                                              ===========   ===========   ===========   ===========

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A15

                                    SUBACCOUNTS (CONTINUED)
    ----------------------------------------------------------------------------------------
                                                            PRUDENTIAL        PRUDENTIAL
            AMERICAN                    FRANKLIN               20/20         DIVERSIFIED
             CENTURY                    SMALL CAP              FOCUS         CONSERVATIVE
            VP VALUE*                 GROWTH FUND*          PORTFOLIO**   GROWTH PORTFOLIO**
    -------------------------   -------------------------   -----------   ------------------
       1999          1998          1999          1998          1999              1999
    -----------   -----------   -----------   -----------   -----------   ------------------
    $   (12,817)  $      (270)  $   (19,882)  $      (491)  $   (10,765)     $   342,534
         25,992             0         9,272             0         1,055                0
         (4,884)          109         8,739          (141)       43,712          503,805
       (170,884)        3,508     1,248,012        30,781       588,285         (397,267)
    -----------   -----------   -----------   -----------   -----------      -----------
       (162,593)        3,347     1,246,141        30,149       622,287          449,072
    -----------   -----------   -----------   -----------   -----------      -----------
      2,025,894       131,048     2,090,380       224,651     3,536,510        7,341,487
        (25,889)         (384)      (55,042)          (99)      (66,772)        (130,748)
        418,783        10,141       589,566        60,831     1,242,428          557,551
           (101)            0          (143)           (4)         (119)             (18)
    -----------   -----------   -----------   -----------   -----------      -----------
      2,418,687       140,805     2,624,761       285,379     4,712,047        7,768,272
    -----------   -----------   -----------   -----------   -----------      -----------
              0           (18)            0          (166)            0                0
    -----------   -----------   -----------   -----------   -----------      -----------
    $2,256,094        144,134     3,870,902       315,362     5,334,334        8,217,344
       144,134              0       315,362             0             0                0
    -----------   -----------   -----------   -----------   -----------      -----------
    $2,400,228    $   144,134   $ 4,186,264   $   315,362   $ 5,334,334      $ 8,217,344
    ===========   ===========   ===========   ===========   ===========      ===========

 * Became available on September 1, 1998 (Note 1)
** Became available on May 3, 1999 (Note 1)

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A17 THROUGH A22
                                       A16

                        NOTES TO FINANCIAL STATEMENTS OF
              THE DISCOVERY CHOICE VARIABLE ANNUITY SUBACCOUNTS OF
     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 1999

NOTE 1:  GENERAL

             Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by the Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Discovery Select Variable Annuity contracts ("Discovery Select") and Discovery Choice Variable Annuity contracts, Basic and Enhanced, ("Discovery Choice") are invested in the Account. The contract is considered basic or enhanced depending on the death benefit option that you choose, where the enhanced contract offers a guaranteed minimum death benefit.

             The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are twenty-four subaccounts within the account, each of which invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), or any of the non-Prudential administered funds shown in Note 3. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

             The Discovery Select and Discovery Choice Variable Annuity subaccounts of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account became available on January 24, 1997 and May 1, 1999, respectively.

             At December 31, 1999 there were no balances pertaining to Discovery Choice in the subaccounts investing in the Series Fund or the non-Prudential administered funds.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

             The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

             Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

             Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

             Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

                                       A17

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

             The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the aggregate cost of investments in such shares at December 31, 1999 were as follows:

                                                              PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    PRUDENTIAL
                                                                 MONEY      DIVERSIFIED   HIGH YIELD       STOCK        EQUITY
                                                                MARKET         BOND          BOND          INDEX        INCOME
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                              -----------   -----------   -----------   -----------   -----------
           Number of shares (rounded).......................    2,875,258     4,874,083     4,747,129     1,955,884     2,491,631
           Net asset value per share........................  $     10.00   $     10.95   $      7.52   $     44.45   $     19.52
           Cost.............................................  $28,752,580   $53,937,072   $37,417,547   $69,429,200   $55,025,972

                                                                                                         AIM V.I.
                                                              PRUDENTIAL    PRUDENTIAL    PRUDENTIAL    GROWTH AND     AIM V.I.
                                                                EQUITY       JENNISON       GLOBAL        INCOME         VALUE
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND          FUND
                                                              -----------   -----------   -----------   -----------   -----------
           Number of shares (rounded).......................    2,373,207     3,263,642       448,800       573,522       887,553
           Net asset value per share........................  $     28.90   $     32.39   $     30.98   $     31.59   $     33.50
           Cost.............................................  $74,758,421   $77,250,647   $ 9,669,173   $12,541,566   $23,058,648

                                                                                                                         OCC
                                                                          JANUS ASPEN        MFS                     ACCUMULATION
                                                           JANUS ASPEN   INTERNATIONAL    EMERGING         MFS          TRUST
                                                             GROWTH         GROWTH         GROWTH       RESEARCH       MANAGED
                                                            PORTFOLIO      PORTFOLIO       SERIES        SERIES       PORTFOLIO
                                                           -----------   -------------   -----------   -----------   ------------
           Number of shares (rounded)....................      921,579        721,173        825,509       427,715       740,438
           Net asset value per share.....................  $     33.65    $     38.67    $     37.94   $     23.34   $     43.65
           Cost..........................................  $21,889,280    $15,467,073    $16,209,430   $ 7,360,420   $31,506,065

                                                           OCC          T. ROWE        T. ROWE        WARBURG        PRUDENTIAL
                                                       ACCUMULATION      PRICE          PRICE          PINCUS          SMALL
                                                          TRUST         EQUITY      INTERNATIONAL   POST-VENTURE   CAPITALIZATION
                                                        SMALL CAP       INCOME          STOCK         CAPITAL          STOCK
                                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                       ------------   -----------   -------------   ------------   --------------
           Number of shares (rounded)................      381,384        911,264        299,619        198,080         299,044
           Net asset value per share.................  $     22.52    $     18.73    $     19.04    $     19.26     $     16.25
           Cost......................................  $ 9,220,616    $17,304,984    $ 4,309,652    $ 2,370,755     $ 4,380,617

                                                                                                        PRUDENTIAL
                                                                            FRANKLIN     PRUDENTIAL    DIVERSIFIED
                                                              AMERICAN      SMALL CAP       20/20      CONSERVATIVE
                                                               CENTURY       GROWTH         FOCUS         GROWTH
                                                              VP VALUE*       FUND*      PORTFOLIO**   PORTFOLIO**
                                                             -----------   -----------   -----------   ------------
           Number of shares (rounded)......................      403,400       265,964       449,018       792,415
           Net asset value per share.......................  $      5.95   $     15.74   $     11.88   $     10.37
           Cost............................................  $ 2,567,604   $ 2,907,471   $ 4,746,049   $ 8,614,611

         * Became available on September 1, 1998 (Note 1)
        ** Became available on May 3, 1999 (Note 1)

                                       A18

NOTE 4:  CONTRACT OWNER UNIT INFORMATION

             Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 1999 were as follows:

                                                                                    SUBACCOUNTS
                                                       ---------------------------------------------------------------------
                                                         PRUDENTIAL        PRUDENTIAL        PRUDENTIAL
                                                            MONEY          DIVERSIFIED       HIGH YIELD        PRUDENTIAL
                                                           MARKET             BOND              BOND           STOCK INDEX
                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------------   ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................     24,579,687        45,438,932        28,531,566        38,786,276
           Unit Value................................   $    1.16977      $    1.17457      $    1.25119      $    2.24149
                                                        ------------      ------------      ------------      ------------
           TOTAL CONTRACT OWNER EQUITY...............   $ 28,752,580      $ 53,371,206      $ 35,698,410      $ 86,939,050
                                                        ============      ============      ============      ============

                                                         SUBACCOUNTS
                                                       ---------------

                                                         PRUDENTIAL
                                                        EQUITY INCOME
                                                          PORTFOLIO
                                                       ---------------
           Contract Owner Units Outstanding
            (rounded)................................     27,398,451
           Unit Value................................   $    1.77516
                                                        ------------
           TOTAL CONTRACT OWNER EQUITY...............   $ 48,636,634
                                                        ============

                                                                     SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------------------------

                                                         PRUDENTIAL        PRUDENTIAL        PRUDENTIAL
                                                           EQUITY           JENNISON           GLOBAL
                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................     38,608,928        37,559,381         6,113,646
           Unit Value................................   $    1.77642      $    2.81446      $    2.27423
                                                        ------------      ------------      ------------
           TOTAL CONTRACT OWNER EQUITY...............   $ 68,585,671      $105,709,375      $ 13,903,838
                                                        ============      ============      ============

                                                            SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------
                                                          AIM V.I.
                                                         GROWTH AND         AIM V.I.
                                                           INCOME             VALUE
                                                            FUND              FUND
                                                       ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................      8,448,068        13,887,703
           Unit Value................................   $    2.14458      $    2.14096
                                                        ------------      ------------
           TOTAL CONTRACT OWNER EQUITY...............   $ 18,117,557      $ 29,733,016
                                                        ============      ============

                                                                     SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------------------------
                                                                              JANUS              MFS
                                                         JANUS ASPEN      INTERNATIONAL       EMERGING
                                                           GROWTH            GROWTH            GROWTH
                                                          PORTFOLIO         PORTFOLIO          SERIES
                                                       ---------------   ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................      13,375,166        10,899,400        11,792,762
           Unit Value................................  $      2.31856    $      2.55865    $      2.65585
                                                       --------------    --------------    --------------
           TOTAL CONTRACT OWNER EQUITY...............  $   31,011,122    $   27,887,749    $   31,319,807
                                                       ==============    ==============    ==============

                                                            SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------
                                                                               OCC
                                                             MFS          ACCUMULATION
                                                          RESEARCH           MANAGED
                                                           SERIES           PORTFOLIO
                                                       ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................       5,510,866        23,288,748
           Unit Value................................  $      1.81149    $      1.38780
                                                       --------------    --------------
           TOTAL CONTRACT OWNER EQUITY...............  $    9,982,879    $   32,320,124
                                                       ==============    ==============

                                                                     SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------------------------

                                                             OCC          T. ROWE PRICE     T. ROWE PRICE
                                                        ACCUMULATION         EQUITY         INTERNATIONAL
                                                       TRUST SMALL CAP       INCOME             STOCK
                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................       7,804,349        11,645,491         3,593,199
           Unit Value................................  $      1.10051    $      1.46563    $      1.58765
                                                       --------------    --------------    --------------
           TOTAL CONTRACT OWNER EQUITY...............  $    8,588,764    $   17,067,981    $    5,704,743
                                                       ==============    ==============    ==============

                                                            SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------
                                                                           PRUDENTIAL
                                                       WARBURG PINCUS         SMALL
                                                        POST-VENTURE     CAPITALIZATION
                                                           CAPITAL            STOCK
                                                          PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................       2,104,691         3,488,013
           Unit Value................................  $      1.81263    $      1.39319
                                                       --------------    --------------
           TOTAL CONTRACT OWNER EQUITY...............  $    3,815,026    $    4,859,464
                                                       ==============    ==============

                                                                              SUBACCOUNTS (CONTINUED)
                                                       ---------------------------------------------------------------------
                                                                                                               PRUDENTIAL
                                                                                             PRUDENTIAL        DIVERSIFIED
                                                          AMERICAN          FRANKLIN            20/20         CONSERVATIVE
                                                           CENTURY          SMALL CAP           FOCUS            GROWTH
                                                          VP VALUE*       GROWTH FUND*       PORTFOLIO**       PORTFOLIO**
                                                       ---------------   ---------------   ---------------   ---------------
           Contract Owner Units Outstanding
            (rounded)................................       2,092,340         1,955,833         4,526,683         7,816,513
           Unit Value................................  $      1.14715    $      2.14040    $      1.17842    $      1.05128
                                                       --------------    --------------    --------------    --------------
           TOTAL CONTRACT OWNER EQUITY...............  $    2,400,228    $    4,186,264    $    5,334,334    $    8,217,344
                                                       ==============    ==============    ==============    ==============


         * Became available on September 1, 1998 (Note 1)
        ** Became available on May 3, 1999 (Note 1)

NOTE 5:  CHARGES AND EXPENSES

             A. Mortality Risk and Expense Risk Charges
             The mortality risk and expense risk charges, at an effective annual rate of 1.25%, are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed the related charges by Pruco Life of New Jersey.

                                       A19

          B. Administration Charge

             The administration charge at an effective annual rate of .15% is applied daily against the net assets representing equity of contract owners held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

             C. Withdrawal Charge
             A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

NOTE 6:  TAXES

             Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 7:  NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

             The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life of New Jersey to (from) the Account. Effective October 13, 1998, Pruco Life of New Jersey no longer maintains a position in the account. Previously, Pruco Life of New Jersey maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 8:  UNIT ACTIVITY

             Transactions in units (including transfers among subaccounts) for the years ended December 31, 1999 and 1998 were as follows:

                                                                             SUBACCOUNTS
                                          ---------------------------------------------------------------------------------
                                                 PRUDENTIAL                  PRUDENTIAL                  PRUDENTIAL
                                                    MONEY                    DIVERSIFIED                 HIGH YIELD
                                                   MARKET                       BOND                        BOND
                                                  PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                33,897,097    22,847,069    25,761,635    26,289,325    11,763,945    20,814,498
           Contract Owner Redemptions:    (25,634,420)  (11,896,512)   (8,699,635)   (2,363,752)   (7,010,058)   (2,434,026)

                                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------------------------------------
                                                 PRUDENTIAL                  PRUDENTIAL                  PRUDENTIAL
                                                 STOCK INDEX                EQUITY INCOME                  EQUITY
                                                  PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                18,376,082    19,792,548     7,863,227    21,415,860    15,834,124    20,939,711
           Contract Owner Redemptions:     (5,079,159)   (2,847,138)   (5,775,217)   (2,083,915)   (5,102,608)   (2,125,152)

                                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------------------------------------
                                                                                                          AIM V.I.
                                                 PRUDENTIAL                  PRUDENTIAL                  GROWTH AND
                                                  JENNISON                     GLOBAL                      INCOME
                                                  PORTFOLIO                   PORTFOLIO                     FUND
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                24,417,751    16,411,856     3,721,323     2,051,714     3,639,248     3,927,853
           Contract Owner Redemptions:     (6,437,450)   (1,188,911)     (722,920)     (481,055)     (827,759)     (705,704)

                                       A20

                                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------------------------------------
                                                  AIM V.I.                   JANUS ASPEN                 JANUS ASPEN
                                                    VALUE                      GROWTH                   INTERNATIONAL
                                                    FUND                      PORTFOLIO               GROWTH PORTFOLIO
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                 8,587,786     4,507,581     8,238,129     4,136,299     4,827,570     4,602,117
           Contract Owner Redemptions:     (1,323,432)     (572,109)   (1,008,870)     (351,019)   (1,418,784)     (738,443)

                                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------------------------------------
                                                     MFS                                                     OCC
                                                  EMERGING                       MFS                    ACCUMULATION
                                                   GROWTH                     RESEARCH                  TRUST MANAGED
                                                   SERIES                      SERIES                     PORTFOLIO
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                 5,128,422     6,101,761     1,681,969     2,848,755     5,334,023    16,105,759
           Contract Owner Redemptions:     (1,483,651)     (590,675)     (754,038)     (425,082)   (3,815,439)   (1,637,607)

                                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------------------------------------
                                                     OCC                    T. ROWE PRICE               T. ROWE PRICE
                                                ACCUMULATION                   EQUITY                   INTERNATIONAL
                                               TRUST SMALL CAP                 INCOME                       STOCK
                                                  PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                 2,444,933     5,096,373     3,692,979     6,462,462     1,432,991     1,496,184
           Contract Owner Redemptions:     (1,452,334)     (915,114)   (1,624,397)     (731,820)     (463,232)     (159,534)

                                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------------------------------------
                                                                             PRUDENTIAL
                                               WARBURG PINCUS                   SMALL
                                                POST-VENTURE               CAPITALIZATION                 AMERICAN
                                                   CAPITAL                      STOCK                      CENTURY
                                                  PORTFOLIO                   PORTFOLIO                   VP VALUE*
                                          -------------------------   -------------------------   -------------------------
                                             1999          1998          1999          1998          1999          1998
                                          -----------   -----------   -----------   -----------   -----------   -----------
           Contract Owner
             Contributions:                   922,360     1,091,791     4,762,945       517,841     2,093,750       126,750
           Contract Owner Redemptions:       (375,563)     (153,538)   (1,788,983)       (3,791)     (124,281)       (3,879)

        * Became available on September 1, 1998 (Note 1)

                                                         SUBACCOUNTS (CONTINUED)
                                          ------------------------------------------------------
                                                                                     PRUDENTIAL
                                                                      PRUDENTIAL    DIVERSIFIED
                                                  FRANKLIN               20/20      CONSERVATIVE
                                                  SMALL CAP              FOCUS         GROWTH
                                                GROWTH FUND*          PORTFOLIO**   PORTFOLIO**
                                          -------------------------   -----------   ------------
                                             1999          1998          1999           1999
                                          -----------   -----------   -----------   ------------
           Contract Owner
             Contributions:.............    1,819,593       253,707     4,691,336     7,998,404
           Contract Owner Redemptions:..     (117,111)         (357)     (164,653)     (181,891)

         * Commenced operations on September 1, 1998
        ** Commenced operations on May 3, 1999

                                       A21

NOTE 9:  PURCHASES AND SALES OF INVESTMENTS

             The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 1999 were as follows:

                                   PRUDENTIAL        PRUDENTIAL        PRUDENTIAL
                                      MONEY          DIVERSIFIED       HIGH YIELD        PRUDENTIAL        PRUDENTIAL
                                     MARKET             BOND              BOND           STOCK INDEX      EQUITY INCOME
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                 ---------------   ---------------   ---------------   ---------------   ---------------
           Purchases...........   $ 27,904,150      $ 22,307,229      $  9,722,804      $ 29,724,824      $  8,074,632
           Sales...............   $(18,628,409)     $ (2,798,314)     $ (4,279,528)     $ (3,781,575)     $ (4,906,687)

                                                                                          AIM V.I.
                                   PRUDENTIAL        PRUDENTIAL        PRUDENTIAL        GROWTH AND         AIM V.I.
                                     EQUITY           JENNISON           GLOBAL            INCOME             VALUE
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO           FUND              FUND
                                 ---------------   ---------------   ---------------   ---------------   ---------------
           Purchases...........   $ 20,000,549      $ 44,896,974      $  5,817,008      $  5,318,239      $ 13,909,004
           Sales...............   $ (2,330,298)     $ (5,328,676)     $   (887,767)     $   (530,250)     $   (742,905)

                                                     JANUS ASPEN           MFS                                 OCC
                                   JANUS ASPEN      INTERNATIONAL       EMERGING             MFS          ACCUMULATION
                                     GROWTH            GROWTH            GROWTH           RESEARCH        TRUST MANAGED
                                    PORTFOLIO         PORTFOLIO          SERIES            SERIES           PORTFOLIO
                                 ---------------   ---------------   ---------------   ---------------   ---------------
           Purchases...........   $ 14,189,045      $  6,511,134      $  6,934,050      $  2,502,062      $  5,019,838
           Sales...............   $   (797,261)     $ (1,030,940)     $   (979,130)     $ (1,184,635)     $ (3,466,436)

                                                                                                           PRUDENTIAL
                                       OCC          T. ROWE PRICE     T. ROWE PRICE    WARBURG PINCUS         SMALL
                                  ACCUMULATION         EQUITY         INTERNATIONAL     POST-VENTURE     CAPITALIZATION
                                 TRUST SMALL CAP       INCOME             STOCK            CAPITAL            STOCK
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                 ---------------   ---------------   ---------------   ---------------   ---------------
           Purchases...........   $  2,014,304      $  4,344,601      $  1,724,215      $  1,013,868      $  5,829,971
           Sales...............   $ (1,056,126)     $ (1,463,784)     $   (539,652)     $   (309,721)     $ (2,051,985)

                                                                                         PRUDENTIAL
                                                                       PRUDENTIAL        DIVERSIFIED
                                    AMERICAN          FRANKLIN            20/20         CONSERVATIVE
                                     CENTURY          SMALL CAP           FOCUS            GROWTH
                                    VP VALUE         GROWTH FUND       PORTFOLIO*        PORTFOLIO*
                                 ---------------   ---------------   ---------------   ---------------
           Purchases...........   $  2,504,097      $  2,684,499      $ 14,566,429      $ 57,104,087
           Sales...............   $   (100,969)     $    (80,518)     $(10,288,093)     $(49,086,434)

        * Became available on May 3, 1999 (Note 1)

NOTE 10: SUBSEQUENT EVENT

             As of May 1, 2000 the Warburg Pincus Post-Venture Capital Portfolio's name is being changed to the Global Post-Venture Capital Portfolio. This will have no effect on the contract owner's account or the related unit value.

                                       A22

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the Discovery Choice Subaccounts of the
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Equity Income Portfolio, Prudential Equity Portfolio, Prudential Jennison Portfolio, Prudential Global Portfolio, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, Janus Aspen International Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, OCC Accumulation Trust Managed Portfolio, OCC Accumulation Trust Small Cap Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, Warburg Pincus Post-Venture Capital Portfolio, Prudential Small Capitalization Stock Portfolio, American Century VP Value, Franklin Small Cap Growth Fund, Prudential 20/20 Focus Portfolio and Prudential Diversified Conservative Growth Portfolio) of the Discovery Choice Subaccounts of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 1999, the results of each of their operations for the period then ended (for the period May 3, 1999 through December 31, 1999 for Prudential 20/20 Focus Portfolio and Prudential Diversified Conservative Growth Portfolio) and the changes in each of their net assets for the period ended December 31, 1999 and for the period September 1, 1998 through December 31, 1998 for Prudential Small Capitalization Stock Portfolio, American Century VP Value and Franklin Small Cap Growth Fund and for the period May 3, 1999 for Prudential 20/20 Focus Portfolio and Prudential Diversified Conservative Growth Portfolio in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1999, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
March 17, 2000


                                      A23

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

   Pruco Life Insurance Company of New Jersey

   Statements of Financial Position
   December 31, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                 1999              1998
                                                                            -----------------  ---------------

   ASSETS
   Fixed maturities
      Available for sale, at fair value (amortized cost, 1999: $604,223; and     $ 585,271        $ 622,990
      1998: $617,758)
      Held to maturity, at amortized cost (fair value, 1999: $6,938)                 7,470                -
   Policy loans                                                                    143,815          139,443
   Short-term investments                                                           27,473           53,761
   Other long-term investments                                                       2,520            2,421
                                                                            -----------------  ---------------
           Total investments                                                       766,549          818,615
   Cash                                                                                117               45
   Deferred policy acquisition costs                                               129,184          113,923
   Accrued investment income                                                        12,492           12,209
   Receivables from affiliate                                                       16,231                -
   Other assets                                                                        474           15,379
   Separate Account assets                                                       1,827,484        1,450,986
                                                                            -----------------  ---------------
   TOTAL ASSETS                                                                 $2,752,531       $2,411,157
                                                                            =================  ===============

   LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities
   Policyholders' account balances                                               $ 414,917        $ 414,546
   Future policy benefits and other policyholder liabilities                       105,861           89,832
   Cash collateral for loaned securities                                            17,900           34,424
   Securities sold under agreements to repurchase                                        -           27,210
   Income taxes payable                                                             27,829           25,325
   Payables to affiliate                                                                 -            3,492
   Other liabilities                                                                 7,571           19,489
   Separate Account liabilities                                                  1,827,484        1,450,986
                                                                            -----------------  ---------------
   Total liabilities                                                             2,401,562        2,065,304
                                                                            -----------------  ---------------
   Contingencies - (See Footnote 11)
   Stockholder's Equity
   Common stock, $5 par value;
         400,000 shares, authorized;
         issued and outstanding at
         December 31, 1999 and 1998                                                  2,000            2,000
   Paid-in-capital                                                                 125,000          125,000
   Retained earnings                                                               230,057          217,260
   Accumulated other comprehensive (loss) income                                   (6,088)            1,593
                                                                            -----------------  ---------------
   Total stockholder's equity                                                      350,969          345,853
                                                                            -----------------  ---------------
   TOTAL LIABILITIES AND
       STOCKHOLDER'S EQUITY                                                     $2,752,531       $2,411,157
                                                                            =================  ===============




                        See Notes to Financial Statements


                                      B1

   Pruco Life Insurance Company of New Jersey

   Statements of Operations and Comprehensive Income
   Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                  1999             1998              1997
                                                           ---------------- ----------------- ----------------
      REVENUES

      Premiums                                                   $ 6,742          $  7,282         $  6,832
      Policy charges and fee income                               52,714            53,152           56,687
      Net investment income                                       47,600            47,032           46,324
      Realized investment (losses) gains, net                    (5,013)             8,446            1,707
      Asset management fees                                        7,407             5,641            5,287
      Other income                                                   386               114                -
                                                           ---------------- ----------------- ----------------

      Total revenues                                             109,836           121,667          116,837
                                                           ---------------- ----------------- ----------------

      BENEFITS AND EXPENSES

      Policyholders' benefits                                     26,237            30,679           39,727
      Interest credited to policyholders' account                 18,846            19,038           19,372
      balances
      General, administrative and other expenses                  45,065            22,557           27,541
                                                           ---------------- ----------------- ----------------

      Total benefits and expenses                                 90,148            72,274           86,640
                                                           ---------------- ----------------- ----------------

      Income from operations before income taxes                  19,688            49,393           30,197
                                                           ---------------- ----------------- ----------------

      Income tax provision                                         6,891            17,570           10,974
                                                           ---------------- ----------------- ----------------

      NET INCOME                                                $ 12,797          $ 31,823         $ 19,223
                                                           ================ ================= ================

      Net unrealized investment (losses) gains on
      securities, net of reclassification adjustment and
      taxes                                                       (7,681)           (1,363)             924

                                                           ---------------- ----------------- ----------------

      TOTAL COMPREHENSIVE INCOME                                $  5,116          $ 30,460         $ 20,147
                                                           ================ ================= ================



                        See Notes to Financial Statements


                                      B2

   Pruco Life Insurance Company of New Jersey

   Statements of Changes in Stockholder's Equity
   Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------


                                                                                Accumulated
                                                                                   other          Total
                                      Common      Paid - in -      Retained    comprehensive  stockholder's
                                       stock        capital        earnings    income (loss)      equity
                                   ------------   -----------      ---------   -------------  ---------------
   Balance, January 1, 1997          $   2,000      $ 125,000      $ 166,214      $   2,032      $ 295,246

      Net income                             -              -         19,223              -         19,223
      Change in net unrealized
      investment (losses) gains,
      net of reclassification
      and taxes adjustment                   -              -              -            924            924

                                     ---------      ---------      ---------      ---------      ---------
   Balance, December 31, 1997            2,000        125,000        185,437          2,956        315,393

      Net income                             -              -         31,823              -         31,823
      Change in net unrealized
      investment (losses) gains,
      net of reclassification
      and taxes                              -              -              -        (1,363)        (1,363)

                                     ---------      ---------      ---------      ---------      ---------
   Balance, December 31, 1998            2,000        125,000        217,260         1,593         345,853



      Net income                             -              -         12,797              -         12,797
      Change in net unrealized
      investment (losses) gains,
      net of reclassification
      and taxes                              -              -              -        (7,681)        (7,681)

                                     ---------      ---------      ---------      ---------      ---------
   Balance, December 31, 1999         $  2,000      $ 125,000      $ 230,057     $  (6,088)      $ 350,969
                                     =========      =========      =========      =========      =========




                        See Notes to Financial Statements


                                      B3

   Pruco Life Insurance Company of New Jersey

   Statements of Cash Flows
   Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                    1999           1998           1997
                                                               --------------------------------------------
   CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                  $    12,797    $    31,823    $    19,223
   Adjustments to reconcile net income to net cash (used in)
   provided by
      operating activities:
      Policy charges and fee income                                (11,399)        (5,180)        (7,841)
      Interest credited to policyholders' account balances          18,846         19,038         19,372
      Realized investment losses (gains), net                        5,013         (8,446)        (1,707)
      Amortization and other non-cash items                         18,092          2,497           (342)
      Change in:
        Future policy benefits and other policyholders'             16,029          5,304          8,277
        liabilities
        Accrued investment income                                     (283)         1,866         (1,167)
        Policy loans                                                (4,372)       (12,137)       (13,388)
        Payable to affiliates                                      (19,723)          (815)        (1,752)
        Deferred policy acquisition costs                          (15,261)       (12,298)         5,340
        Income taxes payable                                         2,504         (9,826)         9,006
        Other, net                                                   2,987         (8,954)         2,812
                                                               -----------    -----------    -----------
Cash Flows From Operating Activities                                25,230          2,872         37,833
                                                               -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
        Available for sale                                         702,380      1,001,096        645,355
   Payments for the purchase of:
      Fixed maturities:
        Available for sale                                        (695,198)    (1,029,988)      (679,709)
        Held to maturity                                            (7,470)          --             --
   Other long term investments, net                                     99           (854)         1,629
   Cash collateral for loaned securities, net                      (16,524)           761         33,663
   Securities sold under agreements to repurchase, net             (27,210)        27,210           --
   Short term investments, net                                      26,296         (1,297)       (35,461)
                                                               -----------    -----------    -----------
Cash Flows Used in Investing Activities                            (17,627)        (3,072)       (34,523)
                                                               -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
      Deposits                                                     256,842        298,391        134,020
      Withdrawals                                                 (264,373)      (298,149)      (141,255)
                                                               -----------    -----------    -----------
Cash Flows (Used in) From Financing Activities                      (7,531)           242         (7,235)
                                                               -----------    -----------    -----------
Net increase (decrease) in Cash                                         72             42         (3,925)
Cash, beginning of year                                                 45              3          3,928
                                                               -----------    -----------    -----------
CASH,  END OF PERIOD                                           $       117    $        45    $         3
                                                               ===========    ===========    ===========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                              $       480    $    27,083    $     1,896
                                                               ===========    ===========    ===========



                        See Notes to Financial Statements



                                      B4

   Notes to Financial Statements

--------------------------------------------------------------------------------

   1.  BUSINESS

   Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

   The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to allow Prudential to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by Prudential's Board of Directors, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan review and approval by the New Jersey Department of Banking and Insurance. Prudential's management is in the process of developing a proposed plan of demutualization, although there can be no assurance that Prudential's Board of Directors will approve such a plan. Prudential's decision whether to demutualize is not expected to have a material effect on the Company's operations.

   The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual annuities.

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation
   The financial statements include the accounts of the Company, a stock life insurance company. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of those transactions are not the same as those that would result from transactions among wholly unrelated parties.

   Use of Estimates
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   Investments
   Fixed maturities classified as "available for sale" are carried at estimated fair value. The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale" including the effect on DAC and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."

   Policy loans are carried at unpaid principal balances.

   Short-term investments, including highly liquid debt instruments purchased with an original maturity of twelve months or less and are carried at amortized cost, which approximates fair value.

   Realized investment gains (losses), net, are computed using the specific identification method. Costs of fixed maturities are adjusted for impairments considered to be other than temporary.

   Cash
   Cash includes cash on hand, amounts due from banks, and money market instruments.


                                      B5

   Notes to Financial Statements

--------------------------------------------------------------------------------

   2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Deferred Policy Acquisition Costs
   The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

   Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

   Securities loaned
   Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

   Securities sold under agreements to repurchase
   Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

   Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

   Separate Account Assets and Liabilities
   Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."




                                      B6

   Notes to Financial Statements

--------------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life of New Jersey Modified Guaranteed Annuity Account. The Pruco Life of New Jersey Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life of New Jersey Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

   Insurance Revenue and Expense Recognition
   Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience. Amounts received as payment for interest sensitive life, investment contracts and variable annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income." Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of DAC.

   Asset Management Fees
   The Company receives asset management fee income from Separate Account policyholder account balances invested in the Prudential Series Fund ("PSF").

   Derivative Financial Instruments
   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company are futures and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

   To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments, or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

   When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from derivative assets and liabilities are reported in the operating activities section in the Statements of Cash Flows.

   Income Taxes
   The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.




                                      B7

   Notes to Financial Statements

--------------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   New Accounting Pronouncements

   In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

   SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

   Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement, as amended, as of January 1, 2001 and is currently assessing the effect of the new standard.

   In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk" ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

   Reclassifications
   Certain amounts in the prior years have been reclassified to conform to current year presentation.



                                      B8

   Notes to Financial Statements

--------------------------------------------------------------------------------

   3.  INVESTMENTS

   Fixed Maturities
   The following tables provide additional information relating to fixed maturities as of December 31:

                                                                             1999
                                            --------------------------------------------------------------
                                                                Gross          Gross         Estimated
                                              Amortized      Unrealized      Unrealized         Fair
                                                 Cost           Gains          Losses          Value
                                            ---------------------------------------------- ---------------
                                                                    (In Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $  9,489         $     -        $    63        $  9,426


      Foreign government bonds                     5,000               -             68           4,932

      Corporate Securities                       588,695             681         19,499         569,877

      Mortgage-backed securities                   1,039               -              3           1,036
                                               ---------         -------       --------       ---------

      Total fixed maturities available for     $ 604,223         $   681       $ 19,633       $ 585,271
      sale

      Fixed Maturities held to maturity
       Corporate Securities                    $   7,470         $     -      $     531       $   6,938
                                               ---------         -------       --------       ---------

      Total fixed maturities held to            $  7,470         $     -        $   532        $  6,938
      maturity
                                               =========        ========       ========       =========



                                                                             1998
                                            --------------------------------------------------------------
                                                                 Gross          Gross         Estimated
                                               Amortized      Unrealized      Unrealized         Fair
                                                  Cost           Gains          Losses          Value
                                            ---------------------------------------------- ---------------
                                                                    (In Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $ 51,663         $   260        $   318        $ 51,605


      Foreign government bonds                    34,744             887            236          35,395

      Corporate securities                       529,844           7,273          2,633         534,484

      Mortgage-backed securities                   1,507               -              1           1,506
                                               ---------         -------       --------       ---------
      Total fixed maturities available for
      sale                                     $ 617,758        $  8,420       $  3,188       $ 622,990
                                               =========        ========       ========       =========





                                      B9

   Notes to Financial Statements

--------------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1999, are shown below:


                                            Available for Sale                       Held to Maturity
                                    ------------------------------------  ---------------------------------------
                                       Amortized       Estimated Fair         Amortized         Estimated Fair
                                          Cost              Value                Cost                Value
                                    ------------------------------------  -------------------  ------------------
                                              (In Thousands)                          (In Thousands)

   Due in one year or less               $   78,150        $    76,922            $      -            $      -

   Due after one year through five          187,710            183,686                   -                   -
   years

   Due after five years through ten         268,224            257,241               7,470               6,938
   years

   Due after ten years                       70,139             67,422                   -                   -
                                         ----------        -----------           ---------          ----------
   Total                                 $  604,223        $   585,271           $   7,470          $    6,938
                                         ==========        ===========           =========          ==========



   Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

   Proceeds from the sale of fixed maturities available for sale during 1999, 1998, and 1997 were $698.8 million, $990.7 million, and $635.4 million, respectively. Gross gains of $3.5 million, $8.8 million, and $2.9 million, and gross losses of $8.0 million, $1.8 million, and $1.2 million were realized on those sales during 1999, 1998, and 1997, respectively. Proceeds from maturities of fixed maturities available for sale during 1999, 1998, and 1997 were $3.6 million, $10.4 million, and $10.0 million, respectively. During the years ended December 31, 1999, 1998, and 1997, there were no securities classified as held to maturity that were sold.

   Special Deposits
   Fixed maturities of $.5 million at both December 31, 1999 and 1998 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

   Investment Income and Investment Gains and Losses

   Net investment income arose from the following sources for the years ended December 31:

                                                      1999               1998               1997
                                                   ----------         ----------           -----------
                                                                    (In Thousands)
      Fixed maturities - AFS & HTM                   $  39,538         $   39,478          $   37,563
      Policy loans                                       7,641              7,350               6,596
      Short-term investments                             2,516              3,502               3,023
      Other                                                 60              (842)                 333
                                                     ---------         ---------           ----------
      Gross investment income                           49,755             49,488              47,515
      Less investment expenses                         (2,155)            (2,456)             (1,191)
                                                     ---------         ---------           ----------
      Net investment income                          $  47,600         $   47,032          $   46,324
                                                     =========         ==========          ==========

   Realized investment gains (losses), net, including charges for other than temporary reductions in value, for the years ended December 31, were as follows:
                                                      1999               1998               1997
                                               ------------------ ------------------ -------------------
                                                                    (In Thousands)

      Realized investment gains                    $    6,436           $   17,957          $   2,898
      Realized investment losses                      (11,449)              (9,511)            (1,191)
                                                   ----------           ----------          ---------
      Realized investment (losses) gains, net      $   (5,013)          $    8,446          $   1,707
                                                   ==========           ==========          =========




                                      B10

   Notes to Financial Statements

--------------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Net Unrealized Investment Gains

   Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income". Changes in these amounts include adjustments to avoid including in "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                          Accumulated
                                                                                                             other
                                                                                                         comprehensive
                                                                                                         income (loss)
                                                                Deferred                    Deferred     related to net
                                                Unrealized       policy    Policyholders'  income tax      unrealized
                                              gains (losses)  acquisition     Account      (liability)     investment
                                              on investments     costs        Balances       benefit     gains (losses)
                                             ----------------------------------------------------------------------------

  Balance, December 31, 1996                      $   4,170    $ (1,209)           $330     $ (1,259)         $  2,032
     Net investment gains on investments
     arising during the period                        4,788                                   (1,676)            3,112

     Reclassification adjustment for
     (losses) included in net income                (1,706)                                       597          (1,109)

     Impact of net unrealized investment
     (losses) on deferred policy
     acquisition costs                                            (2,170)                         759          (1,411)

     Impact of net unrealized investment
     gains on policyholders' account
     balances                                                                       519         (187)              332
                                                  ---------    --------       ---------     ---------        --------

  Balance, December 31, 1997                      $   7,252    $ (3,379)          $ 849     $ (1,766)         $  2,956
     Net investment gains on investments
     arising during the period                        4,966                                   (1,662)            3,304

     Reclassification adjustment for
     (losses) included in net income                (6,985)                                     2,338          (4,647)

     Impact of net unrealized investment
     (losses) on deferred policy
     acquisition costs                                             (166)                           58            (108)

     Impact of net unrealized investment
     gains on policyholders' account
     balances                                                                       138          (50)               88
                                                  ---------    --------       ---------     ---------        --------

  Balance, December 31, 1998                      $   5,233     $(3,545)          $ 987     $ (1,082)         $  1,593
     Net investment (losses) on investments
     arising during the period                     (28,794)                                    10,366         (18,428)

     Reclassification adjustment for gains
     included in net income                           4,610                                   (1,660)            2,950

     Impact of net unrealized investment
     gains on deferred policy acquisition
     costs                                                        14,681                      (5,285)            9,396

     Impact of net unrealized investment
     (losses) on policyholders' account
     balances                                                                   (2,499)           900          (1,599)
                                                  ---------    --------       ---------     ---------        --------

  Balance, December 31, 1999                     $ (18,951)     $ 11,136      $ (1,512)       $ 3,239        $ (6,088)
                                                  =========    =========      =========     =========        ========



                                      B11

   Notes to Financial Statements

--------------------------------------------------------------------------------

4.       DEFERRED POLICY ACQUISITION COSTS

   The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                                                      1999
                                                                              ---------------------
                                                                                 (In Thousands)
                        Balance, beginning of year                                    $  113,923
                        Capitalization of commissions, sales and issue                    13,439
                        expenses
                        Amortization                                                    (12,859)
                        Change in unrealized investment losses                            14,681
                                                                              ---------------------
                        Balance, end of year                                          $  129,184
                                                                              =====================



   5.  POLICYHOLDERS' LIABILITIES

   Future policy benefits and other policyholder liabilities at December 31 are as follows:


                                                          1999                     1998
                                                   -------------------      -------------------
                                                                    (In Thousands)
            Life insurance                               $  100,686               $   84,825
            Annuities                                         5,175                    5,007
                                                   -------------------      -------------------
                                                         $  105,861               $   89,832
                                                   ===================      ===================



   Life insurance liabilities include reserves for death and endowment policy benefits. Annuity liabilities include reserves for immediate annuities.

   The following table highlights the key assumptions generally utilized in calculating these reserves:


              Product                   Mortality                Interest Rate             Estimation Method
   -------------------------  --------------------------   ----------------------   ---------------------------
      Life insurance             Generally rates                  2.5% to 7.5%         Net level premium based
                                 guaranteed in                                         on non-forfeiture
                                 calculating                                           interest rate
                                 cash surrender values

      Individual immediate       1983 Individual Annuity         3.5% to 8.75%         Present value of
      annuities                  Mortality Table with                                  expected future payment
                                 certain modifications                                 based on historical
                                                                                       experience


    Policyholders' account balances at December 31, are as follows:



                                                          1999                     1998
                                                   -------------------      -------------------
                                                                    (In Thousands)
            Individual annuities                         $  150,687               $  148,327
            Interest-sensitive life contracts               264,230                  266,219
                                                   -------------------      -------------------
                                                         $  414,917               $  414,546
                                                   ===================      ===================



   Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.


                                      B12

   Notes to Financial Statements

--------------------------------------------------------------------------------

   5.  POLICYHOLDERS' LIABILITIES (continued)

   Certain contract provisions that determine the policyholder account balances are as follows:


                 Product                          Interest Rate                 Withdrawal / Surrender Charges
   --------------------------------  ------------------------------------  -------------------------------------

      Interest sensitive life                      4.0% to 5.4 %               Various up to 10 years
      contracts

      Individual annuities                         3.0% to 5.6%                0% to 8% for up to 8 years




   6.  REINSURANCE

   The Company participates in reinsurance with Prudential in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

   Reinsurance amounts included in the Statement of Operations for the year ended December 31 are below.



                                                      1999               1998               1997
                                               ------------------ ------------------ -------------------
                                                                   (In Thousands)

      Reinsurance premiums ceded - affiliated       $     (17)          $    (28)           $    (12)
                                               ================== ================== ===================

      Policyholders' benefits ceded                 $       0           $      0            $      0
                                               ================== ================== ===================



   Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:

                                                        1999            1998
                                                   ------------    ------------
                                                           (In Thousands)
            Life insurance - affiliated                  $16            $ 31
                                                   ============    ============



                                      B13

   Notes to Financial Statements

--------------------------------------------------------------------------------

   7.  INCOME TAXES

   The components of income taxes for the years ended December 31, are as follows:

                                                        1999              1998             1997
                                                 ----------------- ---------------- -----------------
                                                                   (In Thousands)

             Current tax expense (benefit):
             U.S.                                       $ 6,769          $14,786           $12,880
             State and local                                178              523               399
                                                 ----------------- ---------------- -----------------
             Total                                        6,947           15,309            13,279
                                                 ----------------- ---------------- -----------------

             Deferred tax expense (benefit):
             U.S.                                          (54)            2,198           (2,305)
             State and local                                (2)               63                 -
                                                 ----------------- ---------------- -----------------
             Total                                         (56)            2,261           (2,305)
                                                 ----------------- ---------------- -----------------

             Total income tax expense                   $ 6,891          $17,570           $10,974
                                                 ================= ================ =================



   The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                        1999              1998             1997
                                                 ----------------- ---------------- -----------------
                                                                   (In Thousands)
             Expected federal income tax expense         $6,891          $17,288           $10,569
             State and local income taxes                   115              381               259
             Other                                        (115)             (99)               146
                                                 ----------------- ---------------- -----------------
             Total income tax expense                    $6,891          $17,570           $10,974
                                                 ================= ================ =================



   Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                          1999                  1998
                                                   ----------------      ----------------
                                                             (In Thousands)
             Deferred tax assets:
             Insurance reserves                          $ 9,711               $10,016
             Net unrealized (gains) losses on              6,823               (1,884)
             securities
             Investment gains                              2,083                     -
                                                   ----------------      ----------------
             Deferred tax assets                         $18,617                $8,132
                                                   ----------------      ----------------

             Deferred tax liabilities:
             Deferred acquisition costs                   37,174                28,509
             Investment gains                                  -                   963
             Other                                           879                 2,375
                                                   ----------------      ----------------
             Deferred tax liabilities                     38,053                31,847
                                                   ----------------      ----------------

             Net deferred tax liability                  $19,436               $23,715
                                                   ================      ================



   Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1999 and 1998, respectively, the Company had no federal or state operating loss carryforwards for tax purposes.




                                      B14

   Notes to Financial Statements

--------------------------------------------------------------------------------

   7.  INCOME TAXES (continued)

   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1992. The Service has begun their examination of the years 1993 through 1995.


   8.  EQUITY

   Reconciliation of Statutory Surplus and Net Income
   Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP.


                                                            1999         1998       1997
                                                           -------      ------    --------
                                                                    (In Thousands)

Statutory net income                                      $ 20,221    $ 18,704    $ 18,306

Adjustments to reconcile to net income on a GAAP basis:
Amortization and capitalization of deferred                    580      12,464      (3,170)
acquisition costs
Deferred premium                                              (314)        534         198
Insurance revenues and expenses                                983        (808)      2,324
Income taxes                                                  (139)     (2,973)      2,517
Valuation of investments                                    (3,199)      5,896       1,707
Amortization of IMR                                         (2,089)     (2,102)     (1,850)
Asset management fees                                       (2,050)       --          --
Other, net                                                  (1,196)        108        (809)
                                                          --------    --------    --------
GAAP net income                                           $ 12,797    $ 31,823    $ 19,223
                                                          ========    ========    ========

                                                                 1999                 1998
                                                           ----------------     ----------------
                                                                      (In Thousands)
      Statutory surplus                                         $274,437             $252,530

      Adjustments to reconcile to equity on a GAAP basis:
      Valuation of investments                                   (9,644)               20,799
      Deferred acquisition costs                                 129,184              113,923
      Deferred premium                                           (1,159)              (1,473)
      Insurance liabilities                                     (23,889)             (18,141)
      Income Taxes                                              (17,977)             (21,716)
      Asset management fees                                      (2,050)                    -
      Other, net                                                   2,067                 (69)
                                                           ----------------     ----------------
      GAAP stockholder's equity                                 $350,969             $345,853
                                                           ================     ================



   9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).


                                      B15

   Notes to Financial Statements

--------------------------------------------------------------------------------

   9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

   Fixed maturities
   Estimated fair values for fixed maturities are based on quoted market prices or estimates from independent pricing services.

   Policy loans
   The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

   Investment contracts
   Estimated fair values of investment contracts are derived by using the policyholder's account balance.

   Derivative financial instruments
   The fair value of futures is estimated based on market quotes for transactions with similar terms.

   The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                    1999                                       1998
                                        ----------------------------------    -----------------------------------
                                              Carrying         Estimated            Carrying          Estimated
                                               Value          Fair Value              Value          Fair Value
                                        ---------------- -----------------    ----------------- -----------------
                                                                     (In Thousands)
      Financial Assets:
         Fixed maturities:
             Available for sale             $ 585,271          $585,271             $622,990          $622,990
             Held to maturity                   7,470             6,938                    -                 -
         Policy loans                         143,815           136,990              139,443           146,504
         Short-term investments                27,473            27,473               53,761            53,761
         Cash                                     117               117                   45                45
         Separate Accounts assets           1,827,484         1,827,484            1,450,986         1,450,986

      Financial Liabilities:
         Investment contracts                $ 92,096          $ 92,096             $ 87,948          $ 87,948
         Cash collateral for loaned            17,900            17,900               34,424            34,424
         securities
         Securities sold under
         agreements to repurchase                   -                 -               27,210            27,210

         Separate Accounts liabilities      1,827,484         1,827,484            1,450,986         1,450,986
         Derivatives                              597               597                    -                 -




   10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

    Futures
   The Company uses exchange-traded Treasury futures to reduce market risks from changes in interest rates and to manage the duration of assets to better match the duration of liabilities supported by those assets. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures is estimated based on market quotes for a transaction with similar terms.

   Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.



                                      B16

   Notes to Financial Statements

--------------------------------------------------------------------------------

   10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

   If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $46.4 million and $(.6) million at December 31, 1999, respectively. There were no open futures contracts at December 31, 1998.

   Credit Risk
   The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 1999 100% of the notional consisted of interest rate derivatives.

   11.  CONTINGENCIES

   Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

   On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in a consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the U.S. District Court for the District of New Jersey. The class action suit involved alleged improprieties in connection with the sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company has participated in a remediation program pursuant to which relief was offered to policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995. Prudential has agreed to indemnify the Company for any liability incurred in connection with that litigation.

   The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted with precision. Management believes that any ultimate liability which could result from such litigation would not have a material adverse effect on the Company's financial position.

   12.  DIVIDENDS

   The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits.

   13.  RELATED PARTY TRANSACTIONS

   Service Agreements
   Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential. Prudential periodically reviews its methods for determining the level of administrative expenses charged to the Company. Late in 1998, Prudential revised its allocation methodology to more closely align allocations based on business processes, resulting in increased allocations from 1998 levels. Management believes that the updated methodology is reasonable and better reflects actual costs incurred by Prudential to process transactions on behalf of the Company. The net cost of these services allocated to the Company were $28.3 million, $23.5 million and $16.2 million for the years ended December 31, 1999, 1998, and 1997, respectively.

   In addition, the Company received allocated distribution expenses from Prudential's retail agency network. Beginning in 1999, market based distribution transfer pricing was the basis for allocating costs to each product line that distributes products through Prudential's retail agency channels. A majority of these distribution expenses have been capitalized by the Company as DAC.

   The Company receives asset management fees from Pruco Life for its policyholder account balances invested in the Prudential Series Fund ("PSF") managed by Pruco Life. The Company received from Pruco Life its allocable shares of such compensation in the amount of $7.4 million, $5.6 million, and $5.3 million, during 1999, 1998, and 1997, respectively, recorded as "Asset management fee income" in the Statements of Operations and Comprehensive Income.


                                      B17

   Notes to Financial Statements

--------------------------------------------------------------------------------

   13.  RELATED PARTY TRANSACTIONS (continued)

   The Company pays an asset management fee to Prudential Global Asset Management ("PGAM") for managing the Separate Account investment portfolio. The expense for the year was $3.0 million, which is shown in general, administrative and other expenses.

   The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts at December 31, 1999 was $199.0 million.

   Reinsurance
   The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1999, 1998, and 1997.

   Debt Agreements
   In July 1998, the Company established a revolving line of credit facility with Prudential Funding Corporation, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1999.




                                      B18

                        Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

   In our opinion, the accompanying statements of financial position and the related statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of the Prudential Insurance Company of America) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



   PricewaterhouseCoopers LLP
   New York, New York
   March 21, 2000




                                      B19